United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 88.02%
Investment Companies - 2.21%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%A B C	10,743,097	$10,743,097

	Principal Amount
U.S. Treasury Obligations - 85.81%
U.S. Treasury Bills,
0.978%, Due 11/2/2017C	$67,000,000	66,944,633
1.028%, Due 1/11/2018C	66,000,000	65,812,518
1.018%, Due 1/25/2018C	56,100,000	55,912,728
1.034%, Due 2/1/2018C	56,000,000	55,797,886
1.060%, Due 2/8/2018C	81,000,000	80,686,530
1.091%, Due 3/1/2018	5,000,000	4,976,615
1.143%, Due 3/8/2018C	30,000,000	29,850,686
1.101%, Due 3/29/2018C	57,500,000	57,164,520

		417,146,116

Total Short-Term Investments (Cost $427,939,896)		427,889,213

TOTAL INVESTMENTS - 88.02% (Cost $427,939,896)		427,889,213
ASSETS, NET OF OTHER LIABILITIES - 11.98%		58,244,925

TOTAL NET ASSETS - 100.00%		$486,134,138

Percentages are stated as a percent of net assets.

A	7-day yield.
B	The Fund is affiliated by having the same investment advisor.
C	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Futures Contracts Open on September 30, 2017:

Long Futures

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesC	222	October 2017	$12,566,523	$12,607,380	$40,857
Copper FuturesC	238	December 2017	17,900,430	17,582,250	(318,180)
Gasoline RBOB FuturesC	71	October 2017	4,786,567	4,744,362	(42,205)
Gold 100oz FuturesC	220	December 2017	28,417,417	28,265,600	(151,817)
LME Copper FuturesC	16	November 2017	2,677,838	2,585,300	(92,538)
LME Copper FuturesC	101	December 2017	16,468,289	16,360,106	(108,183)
LME Lead FuturesC	91	November 2017	5,362,312	5,667,025	304,713
LME Lead FuturesC	53	December 2017	3,263,596	3,299,250	35,654
LME Nickel FuturesC	45	November 2017	2,978,319	2,823,795	(154,524)
LME Nickel FuturesC	24	December 2017	1,699,869	1,510,488	(189,381)
LME Primary Aluminum FuturesC	167	November 2017	8,658,789	8,721,575	62,786
LME Primary Aluminum FuturesC	344	December 2017	18,202,065	18,055,700	(146,365)
LME Zinc FuturesC	102	November 2017	7,726,819	8,079,038	352,219
LME Zinc FuturesC	65	December 2017	5,064,414	5,144,750	80,336
Low Sulphur Gasoil FuturesC	238	October 2017	12,169,478	13,048,350	878,872
Natural Gas Swap FuturesC	136	March 2018	998,091	999,260	1,169
Natural Gas Swap FuturesC	136	April 2018	998,091	987,360	(10,731)
Natural Gas Swap FuturesC	136	May 2018	998,091	996,200	(1,891)
Natural Gas Swap FuturesC	136	June 2018	998,091	1,004,360	6,269

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Natural Gas Swap FuturesC	136	July 2018	$998,091	$1,005,040	$6,949
Natural Gas Swap FuturesC	136	August 2018	998,117	997,900	(217)
Natural Gas Swap FuturesC	136	September 2018	998,117	1,005,720	7,603
NY Harbor ULSD FuturesC	160	October 2017	12,029,464	12,163,200	133,736
Silver FuturesC	66	December 2017	5,901,687	5,503,080	(398,607)
WTI Crude FuturesC	130	October 2017	6,627,719	6,717,100	89,381

			$179,488,284	$179,874,189	$385,905

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency Futures	383	December 2017	$30,797,909	$30,011,880	$(786,029)
British Pound Currency Futures	627	December 2017	52,147,635	52,664,081	516,446
Canadian Dollar Currency Futures	231	December 2017	27,433,725	27,639,150	205,425
Canadian Dollar Currency Futures	629	December 2017	51,904,192	50,480,395	(1,423,797)
Euro Currency Futures	125	December 2017	18,854,358	18,538,281	(316,077)
Mexican Peso Futures	431	December 2017	11,935,829	11,690,875	(244,954)
New Zealand Dollar Currency Futures	137	December 2017	9,982,361	9,880,440	(101,921)

			$203,056,009	$200,905,102	$(2,150,907)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	146	October 2017	$18,210,977	$18,533,907	$322,930
CAC40 Index Futures	274	October 2017	16,928,951	17,253,739	324,788
DAX Index Futures	84	December 2017	31,148,594	31,772,554	623,960
Euro Stoxx 50 Index Futures	817	December 2017	33,862,396	34,539,043	676,647
FTSE/JSE Top 40 Index Futures	585	December 2017	21,955,243	21,722,010	(233,233)
FTSE/MIB Index Futures	170	December 2017	22,304,105	22,742,206	438,101
H-Shares Index Futures	254	October 2017	17,897,923	17,732,879	(165,044)
Hang Seng Index Futures	122	October 2017	21,491,778	21,488,663	(3,115)
IBEX 35 Index Futures	17	October 2017	2,077,343	2,076,261	(1,082)
KOSPI 200 Index Futures	688	December 2017	46,943,381	47,702,274	758,893
Mini MSCI EAFE Index Futures	232	December 2017	22,806,945	22,949,440	142,495
Mini MSCI Emerging Markets Index Futures	398	December 2017	21,947,833	21,677,070	(270,763)
MSCI Taiwan Stock Index Futures	396	October 2017	15,277,597	15,234,120	(43,477)
Nikkei 225 (SGX) Futures	298	December 2017	26,117,634	26,943,499	825,865
OMXS30 Index Futures	637	October 2017	12,372,412	12,773,400	400,988
Russell 2000 E-Mini Index Futures	616	December 2017	44,468,804	45,981,320	1,512,516
S&P 500 E-Mini Index Futures	455	December 2017	56,031,632	57,241,275	1,209,643
S&P/TSX 60 Index Futures	154	December 2017	22,306,965	22,625,003	318,038
SPI 200 Index Futures	211	December 2017	23,602,196	23,460,007	(142,189)
TOPIX Index Futures	195	December 2017	27,814,860	29,016,568	1,201,708

			$505,567,569	$513,465,238	$7,897,669

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	2,057	December 2018	$609,213,288	$609,192,320	$(20,968)
3-Month Euro Euribor Futures	1,067	September 2019	315,437,467	315,383,222	(54,245)
3-Month Euro Euribor Futures	520	June 2020	153,505,197	153,378,549	(126,648)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	28	September 2019	$6,867,391	$6,860,350	$(7,041)
90-Day Eurodollar Futures	229	June 2020	56,099,571	56,039,163	(60,408)
Euro-Bobl Futures	24	December 2017	4,693,207	4,632,141	(61,066)
Euro-Bobl Futures	690	December 2017	107,331,925	107,005,832	(326,093)
Euro-Bund Futures	239	December 2017	45,814,964	45,492,676	(322,288)
Euro-Schatz Futures	717	December 2017	95,105,426	95,045,532	(59,894)
Japanese 10-Year Government Bond Futures	81	December 2017	108,803,848	108,189,490	(614,358)
U.S. Long Bond Futures	96	December 2017	15,016,587	14,670,000	(346,587)
U.S. Treasury 10-Year Note Futures	163	December 2017	20,711,601	20,425,938	(285,663)
U.S. Treasury 5-Year Note Futures	19	December 2017	2,254,740	2,232,500	(22,240)
U.S. Treasury Notes/Bonds	41	December 2017	6,941,419	6,770,125	(171,294)

			$1,547,796,631	$1,545,317,838	$(2,478,793)

Short Futures

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa FuturesC	94	December 2017	$(1,770,579)	$(1,920,420)	$(149,841)
Coffee FuturesC	187	December 2017	(9,078,771)	(8,979,506)	99,265
Corn FuturesC	812	December 2017	(15,036,563)	(14,423,150)	613,413
Kansas City Hard Red Winter Wheat FuturesC	240	December 2017	(5,438,557)	(5,313,000)	125,557
LME Copper FuturesC	4	November 2017	(651,605)	(646,325)	5,280
LME Lead FuturesC	55	November 2017	(3,155,997)	(3,425,125)	(269,128)
LME Nickel FuturesC	42	November 2017	(2,719,696)	(2,635,542)	84,154
LME Primary Aluminum FuturesC	68	November 2017	(3,634,134)	(3,551,300)	82,834
LME Zinc FuturesC	19	November 2017	(1,448,232)	(1,504,919)	(56,687)
Natural Gas FuturesC	684	October 2017	(20,721,220)	(20,567,880)	153,340
Natural Gas Swap FuturesC	24	October 2018	(184,595)	(180,540)	4,055
Natural Gas Swap FuturesC	24	November 2018	(184,595)	(188,520)	(3,925)
Natural Gas Swap FuturesC	24	December 2018	(184,595)	(193,620)	(9,025)
Natural Gas Swap FuturesC	24	January 2019	(184,595)	(192,360)	(7,765)
Natural Gas Swap FuturesC	24	February 2019	(184,595)	(188,220)	(3,625)
Soybean FuturesC	195	November 2017	(9,093,965)	(9,440,438)	(346,473)
Sugar #11 World FuturesC	452	February 2018	(7,310,768)	(7,137,984)	172,784

			$(80,983,062)	$(80,488,849)	$494,213

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Japanese Yen Currency Futures	455	December 2017	$(50,754,549)	$(50,732,500)	$22,049
Swiss Franc Currency Futures	64	December 2017	(8,290,300)	(8,302,400)	(12,100)
U.S. Dollar Index Futures	294	December 2017	(26,795,127)	(27,307,602)	(512,475)

			$(85,839,976)	$(86,342,502)	$(502,526)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index Futures	13	December 2017	$(1,261,083)	$(1,278,371)	$(17,288)

			$(1,261,083)	$(1,278,371)	$(17,288)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	34	December 2018	$(8,343,777)	$(8,341,475)	$2,302
90-Day Sterling Futures	444	December 2018	(73,804,099)	(73,798,855)	5,244
90-Day Sterling Futures	538	September 2019	(89,287,991)	(89,278,576)	9,415
Australian 10-Year Bond Futures	168	December 2017	(16,756,362)	(16,746,806)	9,556
Australian 3-Year Bond Futures	708	December 2017	(61,626,399)	(61,683,609)	(57,210)
Long GILT Futures	131	December 2017	(21,792,570)	(21,772,668)	19,902
U.S. Treasury Notes/Bonds	492	December 2017	(106,169,366)	(106,125,938)	43,428

			$(377,780,564)	$(377,747,927)	$32,637

Forward Currency Contracts Open on September 30, 2017:

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,746,611	KRW	1,756,775	10/25/2017	BCC	$10,164	$—	$10,164
USD	1,467,153	KRW	1,465,866	10/25/2017	BCC	—	(1,287)	(1,287)
USD	1,414,755	KRW	1,413,761	10/25/2017	BCC	—	(994)	(994)
USD	1,372,836	KRW	1,367,920	10/25/2017	BCC	—	(4,916)	(4,916)
USD	1,334,410	KRW	1,329,690	10/25/2017	BCC	—	(4,720)	(4,720)
USD	2,557,012	INR	2,567,601	10/27/2017	BCC	10,589	—	10,589
USD	648,794	INR	649,847	10/27/2017	BCC	1,053	—	1,053
USD	381,644	INR	383,942	10/27/2017	BCC	2,298	—	2,298
USD	824,941	TWD	828,580	10/16/2017	BNP	3,640	—	3,640
USD	659,952	TWD	659,211	10/16/2017	BNP	—	(741)	(741)
USD	164,988	TWD	165,897	10/16/2017	BNP	909	—	909
USD	82,494	TWD	83,048	10/16/2017	BNP	554	—	554
COP	67,918	USD	68,706	10/24/2017	BNP	—	(788)	(788)
USD	1,222,627	KRW	1,219,130	10/25/2017	BNP	—	(3,497)	(3,497)
USD	1,047,966	KRW	1,056,189	10/25/2017	BNP	8,223	—	8,223
USD	436,653	KRW	442,427	10/25/2017	BNP	5,775	—	5,775
USD	1,602,903	INR	1,587,681	10/27/2017	BNP	—	(15,222)	(15,222)
USD	1,259,424	INR	1,252,144	10/27/2017	BNP	—	(7,280)	(7,280)
USD	1,249,226	CLP	1,260,273	10/30/2017	BNP	11,047	—	11,047
USD	76,522	PEN	76,254	10/30/2017	BNP	—	(267)	(267)
USD	76,521	PEN	76,895	10/30/2017	BNP	373	—	373
USD	76,521	PEN	76,317	10/30/2017	BNP	—	(204)	(204)
USD	76,521	PEN	76,832	10/30/2017	BNP	311	—	311
USD	76,521	PEN	76,728	10/30/2017	BNP	207	—	207
USD	76,521	PEN	76,271	10/30/2017	BNP	—	(251)	(251)
USD	76,521	PEN	76,791	10/30/2017	BNP	270	—	270
USD	76,521	PEN	76,815	10/30/2017	BNP	293	—	293
BRL	31,437	USD	31,826	11/3/2017	BNP	—	(389)	(389)
BRL	31,437	USD	31,827	11/3/2017	BNP	—	(390)	(390)
BRL	62,874	USD	63,664	11/3/2017	BNP	—	(790)	(790)
BRL	62,874	USD	63,664	11/3/2017	BNP	—	(790)	(790)
BRL	62,874	USD	63,664	11/3/2017	BNP	—	(790)	(790)
USD	1,949,103	BRL	1,948,472	11/3/2017	BNP	—	(631)	(631)
USD	1,288,923	BRL	1,287,337	11/3/2017	BNP	—	(1,586)	(1,586)
USD	1,005,989	BRL	1,004,751	11/3/2017	BNP	—	(1,238)	(1,238)
USD	723,054	BRL	718,380	11/3/2017	BNP	—	(4,675)	(4,675)
USD	188,623	BRL	188,910	11/3/2017	BNP	287	—	287
USD	94,312	BRL	93,823	11/3/2017	BNP	—	(488)	(488)
USD	62,874	BRL	62,537	11/3/2017	BNP	—	(337)	(337)
USD	62,874	BRL	62,518	11/3/2017	BNP	—	(357)	(357)
USD	62,874	BRL	62,518	11/3/2017	BNP	—	(357)	(357)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Forward Currency Contracts Open on September 30, 2017 (continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	31,437	BRL	31,260	11/3/2017	BNP	$—	$(177)	$(177)
USD	824,941	TWD	829,009	10/16/2017	BOA	4,068	—	4,068
USD	577,458	TWD	576,585	10/16/2017	BOA	—	(873)	(873)
USD	1,222,627	KRW	1,221,918	10/25/2017	BOA	—	(710)	(710)
USD	648,794	INR	656,340	10/27/2017	BOA	7,546	—	7,546
USD	31,574,128	BRL	31,595,577	10/3/2017	CGM	21,448	—	21,448
USD	1,358,533	CLP	1,359,226	10/30/2017	CGM	693	—	693
USD	843,227	CLP	843,816	10/30/2017	CGM	589	—	589
USD	76,521	PEN	76,399	10/30/2017	CGM	—	(123)	(123)
BRL	31,437,149	USD	31,469,500	11/3/2017	CGM	—	(32,350)	(32,350)
USD	251,497	BRL	251,217	11/3/2017	CGM	—	(280)	(280)
PHP	49,213	USD	49,067	10/2/2017	DUB	146	—	146
PHP	49,213	USD	49,059	10/2/2017	DUB	154	—	154
PHP	49,213	USD	49,047	10/2/2017	DUB	166	—	166
PHP	49,213	USD	48,971	10/2/2017	DUB	242	—	242
PHP	49,213	USD	49,024	10/2/2017	DUB	189	—	189
PHP	49,213	USD	49,076	10/2/2017	DUB	137	—	137
PHP	49,213	USD	48,893	10/2/2017	DUB	320	—	320
PHP	147,639	USD	147,409	10/2/2017	DUB	231	—	231
USD	3,248,064	PHP	3,214,181	10/2/2017	DUB	—	(33,882)	(33,882)
INR	688,284	USD	700,651	10/11/2017	DUB	—	(12,367)	(12,367)
INR	3,976,751	USD	4,052,369	10/11/2017	DUB	—	(75,618)	(75,618)
USD	2,141,328	INR	2,172,901	10/11/2017	DUB	31,573	—	31,573
USD	1,032,426	INR	1,048,055	10/11/2017	DUB	15,629	—	15,629
USD	535,332	INR	542,501	10/11/2017	DUB	7,169	—	7,169
USD	267,666	INR	271,874	10/11/2017	DUB	4,208	—	4,208
USD	267,666	INR	271,684	10/11/2017	DUB	4,018	—	4,018
USD	229,428	INR	232,558	10/11/2017	DUB	3,130	—	3,130
USD	152,952	INR	155,531	10/11/2017	DUB	2,579	—	2,579
USD	38,238	INR	38,883	10/11/2017	DUB	645	—	645
PHP	49,178	USD	49,141	10/16/2017	DUB	37	—	37
TWD	82,494	USD	84,039	10/16/2017	DUB	—	(1,545)	(1,545)
TWD	82,494	USD	83,766	10/16/2017	DUB	—	(1,272)	(1,272)
TWD	164,988	USD	168,079	10/16/2017	DUB	—	(3,090)	(3,090)
TWD	164,988	USD	167,926	10/16/2017	DUB	—	(2,938)	(2,938)
TWD	329,976	USD	334,426	10/16/2017	DUB	—	(4,450)	(4,450)
TWD	11,961,637	USD	12,128,613	10/16/2017	DUB	—	(166,977)	(166,977)
USD	3,589,967	PHP	3,579,133	10/16/2017	DUB	—	(10,834)	(10,834)
USD	1,072,423	TWD	1,076,159	10/16/2017	DUB	3,736	—	3,736
USD	824,941	TWD	828,580	10/16/2017	DUB	3,640	—	3,640
USD	824,941	TWD	828,281	10/16/2017	DUB	3,340	—	3,340
USD	824,941	TWD	829,009	10/16/2017	DUB	4,068	—	4,068
USD	824,941	TWD	828,281	10/16/2017	DUB	3,340	—	3,340
USD	659,952	TWD	663,724	10/16/2017	DUB	3,772	—	3,772
USD	494,964	TWD	499,564	10/16/2017	DUB	4,599	—	4,599
USD	494,964	TWD	499,135	10/16/2017	DUB	4,171	—	4,171
USD	494,964	TWD	494,451	10/16/2017	DUB	—	(514)	(514)
USD	412,470	TWD	415,142	10/16/2017	DUB	2,671	—	2,671
USD	412,470	TWD	416,264	10/16/2017	DUB	3,794	—	3,794
USD	329,976	TWD	332,382	10/16/2017	DUB	2,405	—	2,405
USD	329,976	TWD	332,614	10/16/2017	DUB	2,638	—	2,638
USD	329,976	TWD	332,952	10/16/2017	DUB	2,975	—	2,975
USD	329,976	TWD	331,510	10/16/2017	DUB	1,534	—	1,534
USD	247,482	TWD	250,058	10/16/2017	DUB	2,576	—	2,576
USD	247,482	TWD	249,199	10/16/2017	DUB	1,717	—	1,717
USD	247,482	TWD	249,626	10/16/2017	DUB	2,143	—	2,143
USD	247,482	TWD	249,335	10/16/2017	DUB	1,853	—	1,853

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Forward Currency Contracts Open on September 30, 2017 (continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	247,482	TWD	248,740	10/16/2017	DUB	$1,258	$—	$1,258
USD	164,988	TWD	165,942	10/16/2017	DUB	954	—	954
USD	164,988	TWD	165,897	10/16/2017	DUB	909	—	909
USD	164,988	TWD	166,229	10/16/2017	DUB	1,241	—	1,241
USD	164,988	TWD	166,135	10/16/2017	DUB	1,147	—	1,147
USD	164,988	TWD	166,334	10/16/2017	DUB	1,346	—	1,346
USD	164,988	TWD	166,487	10/16/2017	DUB	1,499	—	1,499
USD	164,988	TWD	166,828	10/16/2017	DUB	1,840	—	1,840
USD	164,988	TWD	164,803	10/16/2017	DUB	—	(185)	(185)
USD	82,494	TWD	82,612	10/16/2017	DUB	118	—	118
USD	82,494	TWD	83,048	10/16/2017	DUB	554	—	554
USD	82,494	TWD	83,112	10/16/2017	DUB	618	—	618
USD	82,494	TWD	83,167	10/16/2017	DUB	673	—	673
USD	82,494	TWD	83,230	10/16/2017	DUB	736	—	736
USD	82,494	TWD	83,373	10/16/2017	DUB	879	—	879
USD	82,494	TWD	83,352	10/16/2017	DUB	858	—	858
USD	82,494	TWD	83,296	10/16/2017	DUB	802	—	802
USD	82,494	TWD	82,913	10/16/2017	DUB	419	—	419
USD	765,002	EUR	772,323	10/19/2017	DUB	7,321	—	7,321
KRW	20,348,012	USD	20,599,417	10/25/2017	DUB	—	(251,404)	(251,404)
USD	1,047,966	KRW	1,056,189	10/25/2017	DUB	8,223	—	8,223
USD	785,975	KRW	794,800	10/25/2017	DUB	8,826	—	8,826
USD	436,653	KRW	442,439	10/25/2017	DUB	5,786	—	5,786
USD	436,653	KRW	442,427	10/25/2017	DUB	5,775	—	5,775
USD	174,661	KRW	176,018	10/25/2017	DUB	1,357	—	1,357
INR	33,355,645	USD	33,981,337	10/27/2017	DUB	—	(625,693)	(625,693)
USD	2,633,340	INR	2,652,663	10/27/2017	DUB	19,322	—	19,322
USD	2,557,012	INR	2,562,729	10/27/2017	DUB	5,718	—	5,718
USD	2,480,683	INR	2,496,697	10/27/2017	DUB	16,014	—	16,014
USD	2,022,711	INR	2,034,393	10/27/2017	DUB	11,682	—	11,682
USD	801,451	INR	801,160	10/27/2017	DUB	—	(292)	(292)
USD	763,287	INR	766,313	10/27/2017	DUB	3,026	—	3,026
USD	648,794	INR	646,954	10/27/2017	DUB	—	(1,840)	(1,840)
USD	648,794	INR	656,340	10/27/2017	DUB	7,546	—	7,546
USD	534,301	INR	540,682	10/27/2017	DUB	6,382	—	6,382
USD	381,644	INR	387,093	10/27/2017	DUB	5,449	—	5,449
USD	343,479	INR	348,243	10/27/2017	DUB	4,764	—	4,764
BRL	282,934	USD	285,497	11/3/2017	DUB	—	(2,562)	(2,562)
USD	94,312	BRL	93,803	11/3/2017	DUB	—	(509)	(509)
USD	266,710	INR	266,271	11/10/2017	DUB	—	(439)	(439)
USD	1,484,619	KRW	1,496,874	10/25/2017	GST	12,255	—	12,255
USD	1,309,958	KRW	1,316,377	10/25/2017	GST	6,419	—	6,419
USD	1,135,297	KRW	1,141,502	10/25/2017	GST	6,206	—	6,206
USD	916,971	KRW	915,428	10/25/2017	GST	—	(1,543)	(1,543)
USD	698,644	KRW	703,027	10/25/2017	GST	4,383	—	4,383
USD	156,153	CLP	156,951	10/30/2017	GST	798	—	798
USD	156,153	CLP	156,637	10/30/2017	GST	483	—	483
USD	78,077	CLP	78,508	10/30/2017	GST	431	—	431
USD	78,077	CLP	78,288	10/30/2017	GST	211	—	211
USD	78,077	CLP	78,257	10/30/2017	GST	180	—	180
USD	78,077	CLP	78,257	10/30/2017	GST	180	—	180
USD	78,077	CLP	78,215	10/30/2017	GST	139	—	139
USD	76,521	PEN	76,242	10/30/2017	GST	—	(279)	(279)
USD	76,521	PEN	76,167	10/30/2017	GST	—	(354)	(354)
USD	76,521	PEN	76,404	10/30/2017	GST	—	(117)	(117)
USD	1,245,540	BRL	1,236,375	11/3/2017	GST	—	(9,165)	(9,165)
USD	1,100,300	BRL	1,091,700	11/3/2017	GST	—	(8,601)	(8,601)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Forward Currency Contracts Open on September 30, 2017 (continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	31,574	USD	31,957	10/3/2017	HUS	$—	$(383)	$(383)
BRL	31,574	USD	31,957	10/3/2017	HUS	—	(383)	(383)
BRL	31,574	USD	31,967	10/3/2017	HUS	—	(393)	(393)
BRL	31,574	USD	31,967	10/3/2017	HUS	—	(393)	(393)
BRL	31,574	USD	31,972	10/3/2017	HUS	—	(398)	(398)
BRL	31,574	USD	31,957	10/3/2017	HUS	—	(383)	(383)
BRL	31,574	USD	31,972	10/3/2017	HUS	—	(398)	(398)
BRL	31,574	USD	31,972	10/3/2017	HUS	—	(398)	(398)
BRL	31,574	USD	31,972	10/3/2017	HUS	—	(398)	(398)
BRL	31,574	USD	31,967	10/3/2017	HUS	—	(393)	(393)
BRL	31,574	USD	31,967	10/3/2017	HUS	—	(393)	(393)
BRL	63,148	USD	63,924	10/3/2017	HUS	—	(776)	(776)
BRL	63,148	USD	63,935	10/3/2017	HUS	—	(786)	(786)
BRL	63,148	USD	63,935	10/3/2017	HUS	—	(786)	(786)
BRL	63,148	USD	63,935	10/3/2017	HUS	—	(786)	(786)
BRL	63,148	USD	63,935	10/3/2017	HUS	—	(786)	(786)
BRL	63,148	USD	63,935	10/3/2017	HUS	—	(786)	(786)
BRL	94,722	USD	95,902	10/3/2017	HUS	—	(1,179)	(1,179)
BRL	221,019	USD	222,845	10/3/2017	HUS	—	(1,826)	(1,826)
BRL	536,760	USD	542,940	10/3/2017	HUS	—	(6,180)	(6,180)
BRL	536,760	USD	542,940	10/3/2017	HUS	—	(6,180)	(6,180)
BRL	726,205	USD	734,332	10/3/2017	HUS	—	(8,127)	(8,127)
BRL	915,650	USD	925,276	10/3/2017	HUS	—	(9,626)	(9,626)
BRL	947,224	USD	958,283	10/3/2017	HUS	—	(11,059)	(11,059)
BRL	978,798	USD	989,909	10/3/2017	HUS	—	(11,111)	(11,111)
BRL	978,798	USD	989,909	10/3/2017	HUS	—	(11,111)	(11,111)
BRL	1,105,094	USD	1,117,640	10/3/2017	HUS	—	(12,545)	(12,545)
BRL	1,105,094	USD	1,117,640	10/3/2017	HUS	—	(12,545)	(12,545)
BRL	1,105,094	USD	1,117,997	10/3/2017	HUS	—	(12,902)	(12,902)
BRL	1,294,539	USD	1,309,235	10/3/2017	HUS	—	(14,696)	(14,696)
BRL	1,326,113	USD	1,341,596	10/3/2017	HUS	—	(15,482)	(15,482)
BRL	1,357,687	USD	1,371,917	10/3/2017	HUS	—	(14,230)	(14,230)
BRL	31,574,128	USD	31,471,035	10/3/2017	HUS	103,093	—	103,093
BRL	42,151,461	USD	42,036,652	10/3/2017	HUS	114,809	—	114,809
USD	15,787,064	BRL	15,898,251	10/3/2017	HUS	111,187	—	111,187
COP	67,918	USD	67,353	10/24/2017	HUS	564	—	564
COP	67,918	USD	67,568	10/24/2017	HUS	350	—	350
COP	67,918	USD	67,549	10/24/2017	HUS	368	—	368
COP	67,918	USD	67,742	10/24/2017	HUS	175	—	175
COP	67,918	USD	68,101	10/24/2017	HUS	—	(183)	(183)
COP	67,918	USD	68,046	10/24/2017	HUS	—	(128)	(128)
COP	67,918	USD	68,611	10/24/2017	HUS	—	(693)	(693)
COP	67,918	USD	68,355	10/24/2017	HUS	—	(438)	(438)
COP	67,918	USD	68,414	10/24/2017	HUS	—	(496)	(496)
COP	67,918	USD	68,343	10/24/2017	HUS	—	(425)	(425)
COP	67,918	USD	68,346	10/24/2017	HUS	—	(429)	(429)
COP	67,918	USD	68,643	10/24/2017	HUS	—	(726)	(726)
COP	67,918	USD	68,705	10/24/2017	HUS	—	(787)	(787)
COP	67,918	USD	68,657	10/24/2017	HUS	—	(740)	(740)
COP	67,918	USD	68,584	10/24/2017	HUS	—	(666)	(666)
COP	67,918	USD	68,916	10/24/2017	HUS	—	(999)	(999)
COP	67,918	USD	68,949	10/24/2017	HUS	—	(1,031)	(1,031)
COP	67,918	USD	68,706	10/24/2017	HUS	—	(788)	(788)
COP	135,835	USD	136,971	10/24/2017	HUS	—	(1,136)	(1,136)
COP	135,835	USD	136,665	10/24/2017	HUS	—	(829)	(829)
COP	135,835	USD	135,872	10/24/2017	HUS	—	(37)	(37)
COP	135,835	USD	135,664	10/24/2017	HUS	172	—	172

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Forward Currency Contracts Open on September 30, 2017 (continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
COP	135,835	USD	135,368	10/24/2017	HUS	$467	$—	$467
COP	135,835	USD	134,824	10/24/2017	HUS	1,011	—	1,011
COP	203,753	USD	203,135	10/24/2017	HUS	618	—	618
COP	203,753	USD	203,808	10/24/2017	HUS	—	(55)	(55)
COP	203,753	USD	202,387	10/24/2017	HUS	1,366	—	1,366
COP	271,670	USD	274,608	10/24/2017	HUS	—	(2,938)	(2,938)
COP	4,754,233	USD	4,786,816	10/24/2017	HUS	—	(32,583)	(32,583)
USD	135,835	COP	137,178	10/24/2017	HUS	1,343	—	1,343
USD	67,918	COP	68,078	10/24/2017	HUS	160	—	160
USD	1,502,958	KRW	1,502,256	10/25/2017	HUS	—	(702)	(702)
USD	1,309,958	KRW	1,310,021	10/25/2017	HUS	63	—	63
USD	916,971	KRW	915,543	10/25/2017	HUS	—	(1,427)	(1,427)
USD	611,314	KRW	609,512	10/25/2017	HUS	—	(1,802)	(1,802)
USD	523,983	KRW	528,030	10/25/2017	HUS	4,046	—	4,046
CLP	17,254,930	USD	17,658,668	10/30/2017	HUS	—	(403,738)	(403,738)
CLP	29,200,652	USD	29,967,949	10/30/2017	HUS	—	(767,297)	(767,297)
USD	1,717,685	CLP	1,730,131	10/30/2017	HUS	12,446	—	12,446
USD	1,717,685	CLP	1,730,131	10/30/2017	HUS	12,446	—	12,446
USD	1,249,226	CLP	1,283,608	10/30/2017	HUS	34,383	—	34,383
USD	1,249,226	CLP	1,260,273	10/30/2017	HUS	11,047	—	11,047
USD	312,306	CLP	313,707	10/30/2017	HUS	1,401	—	1,401
USD	234,230	CLP	234,573	10/30/2017	HUS	343	—	343
USD	156,153	CLP	156,923	10/30/2017	HUS	770	—	770
USD	156,153	CLP	156,879	10/30/2017	HUS	726	—	726
USD	156,153	CLP	156,397	10/30/2017	HUS	243	—	243
USD	78,077	CLP	79,095	10/30/2017	HUS	1,019	—	1,019
USD	78,077	CLP	78,541	10/30/2017	HUS	464	—	464
BRL	31,437	USD	31,826	11/3/2017	HUS	—	(389)	(389)
BRL	31,437	USD	31,827	11/3/2017	HUS	—	(390)	(390)
BRL	62,874	USD	63,664	11/3/2017	HUS	—	(790)	(790)
BRL	62,874	USD	63,664	11/3/2017	HUS	—	(790)	(790)
BRL	62,874	USD	63,664	11/3/2017	HUS	—	(790)	(790)
USD	2,514,972	BRL	2,497,830	11/3/2017	HUS	—	(17,142)	(17,142)
USD	2,177,023	BRL	2,159,460	11/3/2017	HUS	—	(17,562)	(17,562)
USD	1,949,103	BRL	1,948,472	11/3/2017	HUS	—	(631)	(631)
USD	1,320,360	BRL	1,310,456	11/3/2017	HUS	—	(9,905)	(9,905)
USD	1,288,923	BRL	1,287,337	11/3/2017	HUS	—	(1,586)	(1,586)
USD	1,037,426	BRL	1,029,965	11/3/2017	HUS	—	(7,461)	(7,461)
USD	1,005,989	BRL	1,004,751	11/3/2017	HUS	—	(1,238)	(1,238)
USD	880,240	BRL	873,717	11/3/2017	HUS	—	(6,523)	(6,523)
USD	660,180	BRL	655,330	11/3/2017	HUS	—	(4,850)	(4,850)
USD	188,623	BRL	188,910	11/3/2017	HUS	287	—	287
USD	157,186	BRL	157,411	11/3/2017	HUS	225	—	225
USD	800,131	INR	798,783	11/10/2017	HUS	—	(1,348)	(1,348)
BRL	15,655,332	USD	15,773,866	12/4/2017	HUS	—	(118,534)	(118,534)
USD	659,952	TWD	658,436	10/16/2017	ING	—	(1,516)	(1,516)
USD	577,458	TWD	575,279	10/16/2017	ING	—	(2,179)	(2,179)
USD	2,099,039	INR	2,110,838	10/27/2017	ING	11,799	—	11,799
PHP	49,213	USD	49,185	10/2/2017	JPM	28	—	28
PHP	49,213	USD	49,382	10/2/2017	JPM	—	(169)	(169)
PHP	49,213	USD	49,250	10/2/2017	JPM	—	(37)	(37)
PHP	98,426	USD	98,763	10/2/2017	JPM	—	(337)	(337)
PHP	147,639	USD	147,979	10/2/2017	JPM	—	(339)	(339)
PHP	246,065	USD	246,412	10/2/2017	JPM	—	(347)	(347)
PHP	295,278	USD	296,320	10/2/2017	JPM	—	(1,041)	(1,041)
PHP	393,705	USD	394,120	10/2/2017	JPM	—	(415)	(415)
PHP	541,344	USD	544,091	10/2/2017	JPM	—	(2,747)	(2,747)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Forward Currency Contracts Open on September 30, 2017 (continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	639,770	USD	641,975	10/2/2017	JPM	$—	$(2,205)	$(2,205)
USD	659,952	TWD	663,284	10/16/2017	JPM	3,332	—	3,332
USD	577,458	TWD	576,056	10/16/2017	JPM	—	(1,402)	(1,402)
USD	494,964	TWD	493,032	10/16/2017	JPM	—	(1,932)	(1,932)
USD	67,918	COP	67,757	10/24/2017	JPM	—	(161)	(161)
USD	1,135,297	KRW	1,134,836	10/25/2017	JPM	—	(461)	(461)
USD	785,975	KRW	790,326	10/25/2017	JPM	4,352	—	4,352
USD	611,314	KRW	611,359	10/25/2017	JPM	45	—	45
USD	436,653	KRW	441,291	10/25/2017	JPM	4,638	—	4,638
USD	1,717,396	INR	1,705,424	10/27/2017	JPM	—	(11,972)	(11,972)
USD	1,602,903	INR	1,590,259	10/27/2017	JPM	—	(12,644)	(12,644)
USD	1,373,917	INR	1,383,530	10/27/2017	JPM	9,613	—	9,613
USD	686,958	INR	686,227	10/27/2017	JPM	—	(732)	(732)
USD	572,465	INR	568,053	10/27/2017	JPM	—	(4,413)	(4,413)
USD	28,108	CLP	28,197	10/30/2017	JPM	90	—	90
USD	94,312	BRL	94,461	11/3/2017	JPM	150	—	150
USD	1,257,348	INR	1,255,631	11/10/2017	JPM	—	(1,717)	(1,717)
USD	76,521	PEN	76,317	10/30/2017	KNK	—	(204)	(204)
PHP	98,426	USD	98,501	10/2/2017	MSC	—	(75)	(75)
PHP	147,639	USD	147,760	10/2/2017	MSC	—	(121)	(121)
USD	1,602,903	INR	1,593,323	10/27/2017	MSC	—	(9,580)	(9,580)
USD	933,998	BRL	926,989	11/3/2017	MSC	—	(7,009)	(7,009)
USD	335,434	BRL	332,969	11/3/2017	MSC	—	(2,465)	(2,465)
USD	125,749	BRL	125,113	11/3/2017	MSC	—	(635)	(635)
USD	125,749	BRL	124,980	11/3/2017	MSC	—	(768)	(768)
USD	94,312	BRL	93,771	11/3/2017	MSC	—	(541)	(541)
USD	94,312	BRL	93,794	11/3/2017	MSC	—	(517)	(517)
USD	94,312	BRL	93,794	11/3/2017	MSC	—	(517)	(517)
USD	94,312	BRL	93,776	11/3/2017	MSC	—	(535)	(535)
USD	94,312	BRL	93,765	11/3/2017	MSC	—	(547)	(547)
USD	94,312	BRL	93,765	11/3/2017	MSC	—	(547)	(547)
USD	94,312	BRL	93,765	11/3/2017	MSC	—	(547)	(547)
USD	94,312	BRL	93,747	11/3/2017	MSC	—	(564)	(564)
USD	62,874	BRL	62,529	11/3/2017	MSC	—	(345)	(345)
USD	62,874	BRL	62,529	11/3/2017	MSC	—	(345)	(345)
USD	62,874	BRL	62,498	11/3/2017	MSC	—	(376)	(376)
USD	62,874	BRL	62,549	11/3/2017	MSC	—	(325)	(325)
USD	62,874	BRL	62,518	11/3/2017	MSC	—	(357)	(357)
USD	31,437	BRL	31,265	11/3/2017	MSC	—	(172)	(172)
USD	31,437	BRL	31,254	11/3/2017	MSC	—	(183)	(183)
USD	40,320,162	BRL	40,785,691	10/3/2017	RBS	465,530	—	465,530
USD	577,458	TWD	580,431	10/16/2017	RBS	2,973	—	2,973
GBP	3,721,798	USD	3,709,816	10/19/2017	RBS	11,982	—	11,982
KRW	5,776,440	USD	5,863,808	10/19/2017	RBS	—	(87,369)	(87,369)
USD	9,781,524	HKD	9,787,163	10/19/2017	RBS	5,639	—	5,639
USD	8,498,530	KRW	8,630,207	10/19/2017	RBS	131,677	—	131,677
USD	5,966,610	EUR	6,036,962	10/19/2017	RBS	70,352	—	70,352
USD	4,641,595	GBP	4,600,617	10/19/2017	RBS	—	(40,978)	(40,978)
USD	3,755,213	KRW	3,757,756	10/25/2017	RBS	2,543	—	2,543
USD	174,661	KRW	176,061	10/25/2017	RBS	1,400	—	1,400
USD	1,412,081	INR	1,421,655	10/27/2017	RBS	9,574	—	9,574
PEN	4,667,808	USD	4,713,045	10/30/2017	RBS	—	(45,237)	(45,237)
USD	971,273	CLP	972,124	10/30/2017	RBS	851	—	851
USD	390,383	CLP	392,024	10/30/2017	RBS	1,641	—	1,641
USD	153,043	PEN	153,944	10/30/2017	RBS	901	—	901
USD	76,521	PEN	76,791	10/30/2017	RBS	270	—	270
USD	76,521	PEN	76,815	10/30/2017	RBS	293	—	293

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Forward Currency Contracts Open on September 30, 2017 (continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	76,521	PEN	76,728	10/30/2017	RBS	$207	$—	$207
USD	76,521	PEN	76,895	10/30/2017	RBS	373	—	373
USD	76,521	PEN	76,832	10/30/2017	RBS	311	—	311
USD	76,521	PEN	76,254	10/30/2017	RBS	—	(267)	(267)
USD	76,521	PEN	76,271	10/30/2017	RBS	—	(251)	(251)
USD	76,521	PEN	77,033	10/30/2017	RBS	512	—	512
USD	76,521	PEN	76,972	10/30/2017	RBS	451	—	451
USD	76,521	PEN	76,980	10/30/2017	RBS	458	—	458
USD	76,521	PEN	77,046	10/30/2017	RBS	525	—	525
USD	76,521	PEN	76,979	10/30/2017	RBS	458	—	458
USD	76,521	PEN	77,006	10/30/2017	RBS	485	—	485
USD	76,521	PEN	76,879	10/30/2017	RBS	357	—	357
USD	76,521	PEN	76,869	10/30/2017	RBS	347	—	347
USD	76,521	PEN	76,211	10/30/2017	RBS	—	(310)	(310)
BRL	40,145,240	USD	40,623,832	11/3/2017	RBS	—	(478,592)	(478,592)
USD	1,373,917	INR	1,368,072	10/27/2017	SCB	—	(5,844)	(5,844)
USD	494,964	TWD	492,773	10/16/2017	SOG	—	(2,192)	(2,192)
USD	164,988	TWD	165,892	10/16/2017	SOG	904	—	904
USD	3,056,568	KRW	3,053,408	10/25/2017	SOG	—	(3,160)	(3,160)
USD	1,640,941	KRW	1,639,330	10/25/2017	SOG	—	(1,611)	(1,611)
USD	1,484,619	KRW	1,492,184	10/25/2017	SOG	7,565	—	7,565
USD	1,222,627	KRW	1,221,694	10/25/2017	SOG	—	(934)	(934)
USD	1,222,627	KRW	1,221,640	10/25/2017	SOG	—	(987)	(987)
USD	1,135,297	KRW	1,141,332	10/25/2017	SOG	6,035	—	6,035
USD	1,047,966	KRW	1,053,260	10/25/2017	SOG	5,294	—	5,294
USD	698,644	KRW	703,155	10/25/2017	SOG	4,510	—	4,510
USD	523,983	KRW	527,890	10/25/2017	SOG	3,907	—	3,907
USD	457,972	INR	457,107	10/27/2017	UAG	—	(866)	(866)

						$1,568,573	$(3,615,427)	$(2,046,854)

Glossary:

Counterparty Abbreviations:

BCC	Barclays Capital, Inc.
BNP	BNP Paribas, N.A.
BOA	Bank of America, N.A.
CGM	Citigroup Global Markets Inc.
DUB	Deutsche Bank AG
GST	Goldman Sachs International
HUS	HSBC Bank (USA)
ING	ING Bank N.V.
JPM	JPMorgan Chase Bank, N.A.
KNK	KNN Kenange BHD
MSC	Morgan Stanley & Co. Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SOG	Societe Generale
UAG	UBS AG

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:

CAC40	Euronet Paris - French Stock Market Index
DAX	Deutsche Boerse AG German Stock Index
Euro Stoxx 50	Eurozone Blue-chip Index
FTSE 100	Financial Times Stock Exchange 100 Index
FTSE/JFE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index
FTSE/MIB	Borsa Italiana - Italian Stock Market Index
Hang Seng	Hong Kong Stock Market Index
IBEX	Bolsa de Madrid - Spanish Stock Market Index
KOSPI	South Korean Stock Market Index
MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East
OMXS30	Stockholm Stock Exchange’s leading share index
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index
S&P/TSX	Canadian Equity Market Index
SPI 200	Australian Equity Market Index Future
TOPIX	Tokyo Stock Exchange Tokyo Price Index

Other Abbreviations:

LME	London Metal Exchange
JSE	Johannesburg Stock Exchange
SGX	Singapore Stock Exchange

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany
Bund	German Federal Government Bond
EURIBOR	Euro Interbank Offered Rate
GILT	Bank of England Bonds
H-shares	Shares of a company incorporated in the Chinese mainland
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
Sugar #11	World Benchmark for raw sugar
ULSD	Ultra-low-sulfur diesel
WTI	West Texas Intermediate

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2017, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments:
Investment Companies	$10,743,097	$—	$—	$10,743,097
U.S. Treasury Obligations	—	417,146,116	—	417,146,116

Total Investments in Securities - Assets	$10,743,097	$417,146,116	$—	$427,889,213

Financial Derivative Instruments - Assets
Futures Contracts	$12,931,565	$—	$—	$12,931,565
Forward Currency Contracts	—	1,568,573	—	1,568,573

Total Financial Derivative Instruments - Assets	$12,931,565	$1,568,573	$—	$14,500,138

Financial Derivative Instruments - Liabilities
Futures Contracts	$(9,270,655)	$—	$—	$(9,270,655)
Forward Currency Contracts	—	(3,615,427)	—	(3,615,427)

Total Financial Derivative Instruments - Liabilities	$(9,270,655)	$(3,615,427)	$—	$(12,886,082)

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Commodities		% of VaR	*
Copper	Long	4.13
Crude Oil	Long	3.44
Natural Gas	Short	2.95
Gas Oil	Long	2.29
Aluminum	Long	2.29

Currencies		% of VaR	*
BRL/USD	Long	5.50
JPY/USD	Short	2.98
CAD/USD	Long	2.75
GBP/USD	Long	2.72
AUD/USD	Long	1.61

Equities		% of VaR	*
Korean Kospi	Long	3.67
Russell 2000 Index	Long	3.41
DAX Index	Long	2.29
S&P 500 Index	Long	2.28
Euro-STOXX	Long	2.28

Interest Rate		% of VaR	*
Euribor	Long	1.83
Euro-BOBL	Long	1.61
Euro Bond	Long	1.38
U.S. Treasuries	Long	1.15
Australian Bonds	Short	1.15

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53%
Consumer Discretionary - 13.77%
Auto Components - 1.07%
Gentex Corp.	10,995	$217,701
LCI Industries	1,810	209,689

		427,390

Automobiles - 2.84%
Thor Industries, Inc.	8,975	1,130,042

Distributors - 1.29%
Pool Corp.	4,760	514,889

Hotels, Restaurants & Leisure - 4.87%
Marriott Vacations Worldwide Corp.	7,450	927,749
Texas Roadhouse, Inc.	20,525	1,008,598

		1,936,347

Household Durables - 1.67%
Flexsteel Industries, Inc.	13,125	665,438

Media - 0.43%
Cinemark Holdings, Inc.	4,675	169,282

Specialty Retail - 0.50%
Winmark Corp.	1,495	196,966

Textiles, Apparel & Luxury Goods - 1.10%
Columbia Sportswear Co.	3,470	213,683
Superior Uniform Group, Inc.	9,805	224,534

		438,217

Total Consumer Discretionary		5,478,571

Consumer Staples - 5.57%
Food & Staples Retailing - 1.32%
PriceSmart, Inc.	5,880	524,790

Food Products - 2.60%
Calavo Growers, Inc.A	8,445	618,174
J&J Snack Foods Corp.	3,170	416,221

		1,034,395

Personal Products - 1.65%
Inter Parfums, Inc.	15,965	658,556

Total Consumer Staples		2,217,741

Energy - 1.05%
Oil, Gas & Consumable Fuels - 1.05%
GasLog Ltd.	23,980	418,451

Financials - 11.27%
Banks - 5.76%
First Interstate BancSystem, Inc., Class A	19,915	761,749
Glacier Bancorp, Inc.	6,785	256,201
MainSource Financial Group, Inc.	24,025	861,536
S&T Bancorp, Inc.	10,405	411,830

		2,291,316

Capital Markets - 3.89%
Evercore, Inc., Class A	11,100	890,775

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53% (continued)
Financials - 11.27% (continued)
Capital Markets - 3.89% (continued)
Virtu Financial, Inc., Class AA	40,450	$655,290

		1,546,065

Insurance - 1.62%
Horace Mann Educators Corp.	16,425	646,324

Total Financials		4,483,705

Health Care - 15.56%
Health Care Equipment & Supplies - 6.41%
Abaxis, Inc.	6,810	304,066
Atrion Corp.	610	409,920
Cantel Medical Corp.	12,625	1,188,896
LeMaitre Vascular, Inc.	17,335	648,676

		2,551,558

Health Care Providers & Services - 3.34%
Aceto Corp.	12,335	138,522
Chemed Corp.	1,965	397,028
Patterson Cos., Inc.	8,750	338,188
US Physical Therapy, Inc.	7,395	454,423

		1,328,161

Health Care Technology - 4.02%
Medidata Solutions, Inc.B	5,730	447,284
Omnicell, Inc.B	17,790	908,179
Simulations Plus, Inc.	15,685	243,118

		1,598,581

Life Sciences Tools & Services - 1.79%
Bio-Techne Corp.	4,075	492,627
Medpace Holdings, Inc.B	6,940	221,386

		714,013

Total Health Care		6,192,313

Industrials - 17.31%
Building Products - 3.55%
Apogee Enterprises, Inc.	11,460	553,059
Simpson Manufacturing Co., Inc.	8,445	414,143
Universal Forest Products, Inc.	4,525	444,174

		1,411,376

Commercial Services & Supplies - 5.89%
Healthcare Services Group, Inc.	11,710	631,989
Matthews International Corp., Class A	6,030	375,368
MSA Safety, Inc.	7,695	611,829
Ritchie Bros Auctioneers, Inc.	22,960	725,995

		2,345,181

Construction & Engineering - 1.50%
Valmont Industries, Inc.	3,770	596,037

Industrial Conglomerates - 1.44%
Raven Industries, Inc.	17,650	571,860

Machinery - 0.84%
Hyster-Yale Materials Handling, Inc.	4,375	334,425

Trading Companies & Distributors - 4.09%
Applied Industrial Technologies, Inc.	10,640	700,112

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53% (continued)
Industrials - 17.31% (continued)
Trading Companies & Distributors - 4.09% (continued)
Watsco, Inc.	5,775	$930,179

		1,630,291

Total Industrials		6,889,170

Information Technology - 24.74%
Electronic Equipment, Instruments & Components - 6.92%
Littelfuse, Inc.	3,020	591,558
Mesa Laboratories, Inc.A	3,470	518,140
Methode Electronics, Inc.	11,250	476,437
National Instruments Corp.	13,575	572,458
SYNNEX Corp.	4,715	596,495

		2,755,088

Internet Software & Services - 2.08%
NIC, Inc.	38,775	664,991
Reis, Inc.	8,960	161,280

		826,271

IT Services - 2.83%
CSG Systems International, Inc.	8,900	356,890
Forrester Research, Inc.	6,785	283,952
Hackett Group, Inc.	31,975	485,701

		1,126,543

Semiconductors & Semiconductor Equipment - 8.03%
Cabot Microelectronics Corp.	3,055	244,186
Cirrus Logic, Inc.B	10,300	549,196
Monolithic Power Systems, Inc.	12,315	1,312,163
NVE Corp.	2,415	190,713
Power Integrations, Inc.	3,040	222,528
Silicon Motion Technology Corp., ADR	14,140	679,144

		3,197,930

Software - 4.88%
Blackbaud, Inc.	8,665	760,787
Monotype Imaging Holdings, Inc.	19,910	383,267
Pegasystems, Inc.	13,840	797,876

		1,941,930

Total Information Technology		9,847,762

Materials - 4.36%
Chemicals - 4.36%
Balchem Corp.	5,430	441,405
PolyOne Corp.	20,375	815,611
Stepan Co.	5,730	479,372

		1,736,388

Total Materials		1,736,388

Real Estate - 3.91%
Equity Real Estate Investment Trusts (REITs) - 1.75%
CoreSite Realty Corp., REIT	6,235	697,697

Real Estate Management & Development - 2.16%
RE/MAX Holdings, Inc., Class A	13,535	860,149

Total Real Estate		1,557,846

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53% (continued)
Utilities - 0.99%
Gas Utilities - 0.99%
ONE Gas, Inc.	5,325	$392,133

Total Common Stocks (Cost $34,461,114)		39,214,080

SHORT-TERM INVESTMENTS - 1.15% (Cost $457,827)
Investment Companies - 1.15%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	457,827	457,827

SECURITIES LENDING COLLATERAL - 3.59% (Cost $1,428,353)
Investment Companies - 3.59%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	1,428,353	1,428,353

TOTAL INVESTMENTS - 103.27% (Cost $36,347,294)		41,100,260
LIABILITIES, NET OF OTHER ASSETS - (3.27%)		(1,301,156)

TOTAL NET ASSETS - 100.00%		$39,799,104

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan at September 30, 2017.
B	Non-income producing security.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

Futures Contracts Open on September 30, 2017:

Long Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	6	December 2017	$434,880	$447,870	$12,990

			$434,880	$447,870	$12,990

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2017, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$39,214,080	$—	$—	$39,214,080
Short-Term Investments	457,827	—	—	457,827
Securities Lending Collateral	1,428,353	—	—	1,428,353

Total Investments in Securities - Assets	$41,100,260	$—	$—	$41,100,260

Financial Derivative Instruments - Assets
Futures Contracts	$12,990	$—	$—	$12,990

Total Financial Derivative Instruments - Assets	$12,990	$—	$—	$12,990

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Monolithic Power Systems, Inc.		3.3
Cantel Medical Corp.		3.0
Thor Industries, Inc.		2.8
Texas Roadhouse, Inc.		2.5
Watsco, Inc.		2.3
Marriott Vacations Worldwide Corp.		2.3
Omnicell, Inc.		2.3
Evercore, Inc.		2.2
MainSource Financial Group, Inc.		2.2
RE/MAX Holdings, Inc.		2.2
Total Fund Holdings	73

Sector Allocation (% Equities)
Information Technology		25.1
Industrials		17.6
Health Care		15.8
Consumer Discretionary		14.0
Financials		11.4
Consumer Staples		5.6
Materials		4.4
Real Estate		4.0
Energy		1.1
Utilities		1.0

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.60%
Consumer Discretionary - 15.00%
Auto Components - 2.11%
Delphi Automotive PLC	15,800	$1,554,720
Lear Corp.	10,100	1,748,108

		3,302,828

Hotels, Restaurants & Leisure - 2.18%
Darden Restaurants, Inc.	22,800	1,796,184
Domino’s Pizza, Inc.	8,200	1,628,110

		3,424,294

Internet & Direct Marketing Retail - 4.59%
Amazon.com, Inc.A	3,700	3,556,995
Netflix, Inc.A	14,000	2,538,900
Priceline Group, Inc.A	600	1,098,492

		7,194,387

Media - 2.95%
Comcast Corp., Class A	37,000	1,423,760
Live Nation Entertainment, Inc.A	26,800	1,167,140
Omnicom Group, Inc.	15,800	1,170,306
Viacom, Inc., Class B	31,100	865,824

		4,627,030

Multiline Retail - 1.59%
Nordstrom, Inc.	28,600	1,348,490
Target Corp.	19,400	1,144,794

		2,493,284

Specialty Retail - 1.58%
Ulta Salon Cosmetics & Fragrance, Inc.A	11,000	2,486,660

Total Consumer Discretionary		23,528,483

Consumer Staples - 6.53%
Beverages - 1.77%
Coca-Cola Co.	32,900	1,480,829
PepsiCo, Inc.	11,600	1,292,588

		2,773,417

Food & Staples Retailing - 1.22%
Sysco Corp.	35,500	1,915,225

Food Products - 2.67%
Hershey Co.	13,100	1,430,127
Kellogg Co.	18,900	1,178,793
Tyson Foods, Inc., Class A	22,300	1,571,035

		4,179,955

Household Products - 0.87%
Colgate-Palmolive Co.	18,800	1,369,580

Total Consumer Staples		10,238,177

Energy - 1.02%
Oil, Gas & Consumable Fuels - 1.02%
ONEOK, Inc.	29,000	1,606,890

Financials - 3.93%
Capital Markets - 1.01%
Intercontinental Exchange, Inc.	22,900	1,573,230

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.60% (continued)
Financials - 3.93% (continued)
Consumer Finance - 0.98%
Capital One Financial Corp.	18,200	$1,540,812

Insurance - 1.94%
Lincoln National Corp.	25,100	1,844,348
Reinsurance Group of America, Inc.	8,600	1,199,958

		3,044,306

Total Financials		6,158,348

Health Care - 15.14%
Biotechnology - 2.40%
Gilead Sciences, Inc.	23,300	1,887,766
Vertex Pharmaceuticals, Inc.A	12,400	1,885,296

		3,773,062

Health Care Equipment & Supplies - 4.39%
Align Technology, Inc.A	12,900	2,402,883
IDEXX Laboratories, Inc.A	15,400	2,394,546
Intuitive Surgical, Inc.A	2,000	2,091,760

		6,889,189

Health Care Providers & Services - 5.79%
Aetna, Inc.	19,600	3,116,596
Centene Corp.A	19,200	1,857,984
HCA Holdings IncA	18,700	1,488,333
UnitedHealth Group, Inc.	13,400	2,624,390

		9,087,303

Life Sciences Tools & Services - 1.48%
Mettler-Toledo International, Inc.A	3,700	2,316,792

Pharmaceuticals - 1.08%
Johnson & Johnson	13,000	1,690,130

Total Health Care		23,756,476

Industrials - 14.69%
Aerospace & Defense - 4.48%
Boeing Co.	9,900	2,516,679
Huntington Ingalls Industries, Inc.	7,600	1,720,944
Lockheed Martin Corp.	9,000	2,792,610

		7,030,233

Airlines - 3.06%
American Airlines Group, Inc.	36,100	1,714,389
Delta Air Lines, Inc.	38,900	1,875,758
United Continental Holdings, Inc.A	20,000	1,217,600

		4,807,747

Commercial Services & Supplies - 2.16%
Cintas Corp.	12,000	1,731,360
Rollins, Inc.	36,000	1,661,040

		3,392,400

Machinery - 2.37%
Deere & Co.	12,200	1,532,198
Toro Co.	22,900	1,421,174

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.60% (continued)
Industrials - 14.69% (continued)
Machinery - 2.37% (continued)
WABCO Holdings, Inc.A	5,200	$770,269

		3,723,641

Professional Services - 0.75%
Nielsen Holdings PLC	28,200	1,168,890

Trading Companies & Distributors - 1.87%
United Rentals, Inc.A	21,100	2,927,414

Total Industrials		23,050,325

Information Technology - 34.80%
Communications Equipment - 1.83%
Arista Networks, Inc.A	7,000	1,327,270
F5 Networks, Inc.A	12,800	1,543,168

		2,870,438

Electronic Equipment, Instruments & Components - 1.87%
Amphenol Corp., Class A	19,700	1,667,408
Cognex Corp.	11,500	1,268,220

		2,935,628

Internet Software & Services - 2.39%
GoDaddy, Inc., Class AA	20,900	909,359
VeriSign, Inc.A	11,300	1,202,207
Zillow Group, Inc., Class CA B	40,900	1,644,589

		3,756,155

IT Services - 3.04%
Alliance Data Systems Corp.	6,900	1,528,695
Broadridge Financial Solutions, Inc.	20,100	1,624,482
Mastercard, Inc., Class A	11,400	1,609,680

		4,762,857

Semiconductors & Semiconductor Equipment - 14.90%
Applied Materials, Inc.	52,900	2,755,561
Intel Corp.	54,500	2,075,360
Lam Research Corp.	22,800	4,218,912
Microchip Technology, Inc.	17,700	1,589,106
Micron Technology, Inc.A	99,900	3,929,067
NVIDIA Corp.	17,900	3,199,983
ON Semiconductor Corp.A	91,500	1,690,005
QUALCOMM, Inc.	27,500	1,425,600
Texas Instruments, Inc.	27,800	2,491,992

		23,375,586

Software - 7.91%
Activision Blizzard, Inc.	39,000	2,515,890
Adobe Systems, Inc.A	10,400	1,551,472
Cadence Design Systems, Inc.A	62,100	2,451,087
Intuit, Inc.	16,100	2,288,454
Microsoft Corp.	21,100	1,571,739
ServiceNow, Inc.A	17,200	2,021,516

		12,400,158

Technology Hardware, Storage & Peripherals - 2.86%
Apple, Inc.	19,700	3,036,164

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.60% (continued)
Information Technology - 34.80% (continued)
Technology Hardware, Storage & Peripherals - 2.86% (continued)
Western Digital Corp.	16,800	$1,451,520

		4,487,684

Total Information Technology		54,588,506

Materials - 4.20%
Chemicals - 1.93%
Chemours Co.	31,300	1,584,093
Ecolab, Inc.	11,200	1,440,432

		3,024,525

Containers & Packaging - 0.94%
Crown Holdings, Inc.A	24,700	1,475,084

Metals & Mining - 1.33%
Southern Copper Corp.	52,500	2,087,400

Total Materials		6,587,009

Real Estate - 2.05%
Equity Real Estate Investment Trusts (REITs) - 0.92%
Gaming and Leisure Properties, Inc.	39,200	1,446,088

Real Estate Management & Development - 1.13%
CBRE Group, Inc., Class AA	46,800	1,772,784

Total Real Estate		3,218,872

Telecommunication Services - 1.24%
Wireless Telecommunication Services - 1.24%
T-Mobile US, Inc.A	31,500	1,942,290

Total Common Stocks (Cost $125,501,318)		154,675,376

SHORT-TERM INVESTMENTS - 1.79% (Cost $2,807,291)
Investment Companies - 1.79%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	2,807,291	2,807,291

SECURITIES LENDING COLLATERAL - 1.01% (Cost $1,573,628)
Investment Companies - 1.01%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	1,573,628	1,573,628

TOTAL INVESTMENTS - 101.40% (Cost $129,882,237)		159,056,295
LIABILITIES, NET OF OTHER ASSETS - (1.40%)		(2,189,474)

TOTAL NET ASSETS - 100.00%		$156,866,821

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2017.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Futures Contracts Open on September 30, 2017:

Long Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	21	December 2017	$2,603,806	$2,641,905	$38,099

			$2,603,806	$2,641,905	$38,099

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2017, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$154,675,376	$—	$—	$154,675,376
Short-Term Investments	2,807,291	—	—	2,807,291
Securities Lending Collateral	1,573,628	—	—	1,573,628

Total Investments in Securities - Assets	$159,056,295	$—	$—	$159,056,295

Financial Derivative Instruments - Assets
Futures Contracts	$38,099	$—	$—	$38,099

Total Financial Derivative Instruments - Assets	$38,099	$—	$—	$38,099

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Lam Research Corp.		2.7
Micron Technology, Inc.		2.5
Amazon.com, Inc.		2.3
NVIDIA Corp.		2.0
Aetna, Inc.		2.0
Apple, Inc.		1.9
United Rentals, Inc.		1.9
Lockheed Martin Corp.		1.8
Applied Materials, Inc.		1.8
UnitedHealth Group, Inc.		1.7
Total Fund Holdings	84

Sector Allocation (% Equities)
Information Technology		35.3
Health Care		15.3
Consumer Discretionary		15.2
Industrials		14.9
Consumer Staples		6.6
Materials		4.3
Financials		4.0
Real Estate		2.1
Telecommunication Services		1.3
Energy		1.0

See accompanying notes

American Beacon Bridgeway Large Cap Growth II FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.19%
Consumer Discretionary - 14.63%
Auto Components - 2.19%
Delphi Automotive PLC	11,800	$1,161,120
Lear Corp.	5,400	934,632

		2,095,752

Hotels, Restaurants & Leisure - 1.95%
Darden Restaurants, Inc.	12,100	953,238
Domino’s Pizza, Inc.	4,600	913,330

		1,866,568

Internet & Direct Marketing Retail - 4.22%
Amazon.com, Inc.A	1,700	1,634,295
Netflix, Inc.A	10,200	1,849,770
Priceline Group, Inc.A	300	549,246

		4,033,311

Media - 3.12%
Comcast Corp., Class A	41,500	1,596,920
Live Nation Entertainment, Inc.A	21,000	914,550
Viacom, Inc., Class B	16,700	464,928

		2,976,398

Multiline Retail - 1.56%
Nordstrom, Inc.	17,800	839,270
Target Corp.	11,000	649,110

		1,488,380

Specialty Retail - 1.59%
Ulta Salon Cosmetics & Fragrance, Inc.A	6,700	1,514,602

Total Consumer Discretionary		13,975,011

Consumer Staples - 6.18%
Beverages - 2.85%
Coca-Cola Co.	50,400	2,268,504
PepsiCo, Inc.	4,100	456,863

		2,725,367

Food & Staples Retailing - 1.06%
Sysco Corp.	18,700	1,008,865

Food Products - 2.27%
Hershey Co.	6,000	655,020
Kellogg Co.	10,000	623,700
Tyson Foods, Inc., Class A	12,600	887,670

		2,166,390

Total Consumer Staples		5,900,622

Energy - 0.96%
Oil, Gas & Consumable Fuels - 0.96%
ONEOK, Inc.	16,600	919,806

Financials - 3.46%
Capital Markets - 0.79%
Intercontinental Exchange, Inc.	11,000	755,700

Consumer Finance - 1.69%
Capital One Financial Corp.	19,100	1,617,006

See accompanying notes

American Beacon Bridgeway Large Cap Growth II FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.19% (continued)
Financials - 3.46% (continued)
Insurance - 0.98%
Reinsurance Group of America, Inc.	6,700	$934,851

Total Financials		3,307,557

Health Care - 13.30%
Biotechnology - 2.37%
Gilead Sciences, Inc.	13,300	1,077,566
Vertex Pharmaceuticals, Inc.A	7,800	1,185,912

		2,263,478

Health Care Equipment & Supplies - 3.25%
Align Technology, Inc.A	8,800	1,639,176
IDEXX Laboratories, Inc.A	9,400	1,461,606

		3,100,782

Health Care Providers & Services - 4.91%
Centene Corp.A	15,100	1,461,227
HCA Holdings IncA	11,800	939,162
UnitedHealth Group, Inc.	11,700	2,291,445

		4,691,834

Life Sciences Tools & Services - 1.83%
Mettler-Toledo International, Inc.A	2,800	1,753,248

Pharmaceuticals - 0.94%
Johnson & Johnson	6,900	897,069

Total Health Care		12,706,411

Industrials - 13.20%
Aerospace & Defense - 4.15%
Boeing Co.	8,200	2,084,522
Huntington Ingalls Industries, Inc.	3,800	860,472
Lockheed Martin Corp.	3,300	1,023,957

		3,968,951

Air Freight & Logistics - 0.50%
FedEx Corp.	2,100	473,718

Airlines - 2.27%
American Airlines Group, Inc.	29,700	1,410,453
United Continental Holdings, Inc.A	12,500	761,000

		2,171,453

Commercial Services & Supplies - 2.30%
Cintas Corp.	6,000	865,680
Rollins, Inc.	28,800	1,328,832

		2,194,512

Machinery - 2.03%
Deere & Co.	5,900	740,981
Toro Co.	11,900	738,514
WABCO Holdings, Inc.A	3,100	459,199

		1,938,694

Trading Companies & Distributors - 1.95%
United Rentals, Inc.A	13,400	1,859,116

Total Industrials		12,606,444

See accompanying notes

American Beacon Bridgeway Large Cap Growth II FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.19% (continued)
Information Technology - 32.72%
Communications Equipment - 1.56%
Arista Networks, Inc.A	3,400	$644,674
F5 Networks, Inc.A	7,000	843,920

		1,488,594

Electronic Equipment, Instruments & Components - 2.70%
Amphenol Corp., Class A	23,100	1,955,184
Cognex Corp.	5,700	628,596

		2,583,780

Internet Software & Services - 2.19%
GoDaddy, Inc., Class AA	16,400	713,564
VeriSign, Inc.A	4,300	457,477
Zillow Group, Inc., Class CA	22,900	920,809

		2,091,850

IT Services - 2.33%
Alliance Data Systems Corp.	3,800	841,890
Broadridge Financial Solutions, Inc.	10,300	832,446
Mastercard, Inc., Class A	3,900	550,680

		2,225,016

Semiconductors & Semiconductor Equipment - 13.31%
Applied Materials, Inc.	27,200	1,416,848
Intel Corp.	36,900	1,405,152
Lam Research Corp.	13,300	2,461,032
Microchip Technology, Inc.	9,300	834,954
Micron Technology, Inc.A	63,700	2,505,321
NVIDIA Corp.	11,600	2,073,732
ON Semiconductor Corp.A	52,600	971,522
Texas Instruments, Inc.	11,700	1,048,788

		12,717,349

Software - 7.84%
Activision Blizzard, Inc.	20,000	1,290,200
Cadence Design Systems, Inc.A	45,300	1,787,991
Intuit, Inc.	7,600	1,080,264
Microsoft Corp.	30,800	2,294,292
ServiceNow, Inc.A	8,800	1,034,264

		7,487,011

Technology Hardware, Storage & Peripherals - 2.79%
Apple, Inc.	11,900	1,834,028
Western Digital Corp.	9,600	829,440

		2,663,468

Total Information Technology		31,257,068

Materials - 3.69%
Chemicals - 1.59%
Chemours Co.	19,400	981,834
Ecolab, Inc.	4,200	540,162

		1,521,996

Containers & Packaging - 0.85%
Crown Holdings, Inc.A	13,500	806,220

Metals & Mining - 1.25%
Southern Copper Corp.	30,000	1,192,800

Total Materials		3,521,016

See accompanying notes

American Beacon Bridgeway Large Cap Growth II FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.19% (continued)
Real Estate - 1.93%
Equity Real Estate Investment Trusts (REITs) - 0.96%
Gaming and Leisure Properties, Inc.	24,800	$914,872

Real Estate Management & Development - 0.97%
CBRE Group, Inc., Class AA	24,600	931,848

Total Real Estate		1,846,720

Telecommunication Services - 1.12%
Wireless Telecommunication Services - 1.12%
T-Mobile US, Inc.A	17,300	1,066,718

Total Common Stocks (Cost $85,718,378)		87,107,373

EXCHANGE-TRADED INSTRUMENTS - 4.71% (Cost $4,484,240)
Exchange-Traded Funds - 4.71%
iShares Russell 1000 Growth ETF	36,000	4,502,160

SHORT-TERM INVESTMENTS - 4.54% (Cost $4,332,457)
Investment Companies - 4.54%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%B C	4,332,457	4,332,457

TOTAL INVESTMENTS - 100.44% (Cost $94,535,075)		95,941,990
LIABILITIES, NET OF OTHER ASSETS - (0.44%)		(424,825)

TOTAL NET ASSETS - 100.00%		$95,517,165

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	7-day yield.
C	The Fund is affiliated by having the same investment advisor.

ETF - Exchange-Traded Fund.

PLC - Public Limited Company.

Futures Contracts Open on September 30, 2017:

Long Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	32	December 2017	$3,997,837	$4,025,760	$27,923

			$3,997,837	$4,025,760	$27,923

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

See accompanying notes

American Beacon Bridgeway Large Cap Growth II FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2017, the investments were classified as described below:

Bridgeway Large Cap Growth II Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$87,107,373	$—	$—	$87,107,373
Exchange-Traded Instruments	4,502,160	—	—	4,502,160
Short-Term Investments	4,332,457	—	—	4,332,457

Total Investments in Securities - Assets	$95,941,990	$—	$—	$95,941,990

Financial Derivative Instruments - Assets
Futures Contracts	$27,923	$—	$—	$27,923

Total Financial Derivative Instruments - Assets	$27,923	$—	$—	$27,923

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Bridgeway Large Cap Growth II FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
iShares Russell 1000 Growth ETF		4.7
Micron Technology, Inc.		2.6
Lam Research Corp.		2.6
Microsoft Corp.		2.4
UnitedHealth Group, Inc.		2.4
Coca-Cola Co.		2.4
Boeing Co.		2.2
NVIDIA Corp.		2.2
Amphenol Corp.		2.0
United Rentals, Inc.		1.9
Total Fund Holdings	77

Sector Allocation (% Equities)
Information Technology		34.1
Consumer Discretionary		15.3
Health Care		13.9
Industrials		13.8
Consumer Staples		6.4
Exchange-Traded Instruments		4.9
Materials		3.8
Financials		3.6
Real Estate		2.0
Telecommunication Services		1.2
Energy		1.0

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.78%
Consumer Discretionary - 11.69%
Auto Components - 1.19%
Lear Corp.	304,700	$52,737,476

Automobiles - 1.91%
Ford Motor Co.	2,983,940	35,717,762
General Motors Co.	1,204,980	48,657,092

		84,374,854

Diversified Consumer Services - 0.21%
H&R Block, Inc.	342,800	9,077,344

Hotels, Restaurants & Leisure - 1.27%
Carnival Corp.	468,000	30,218,760
MGM Resorts International	799,700	26,062,223

		56,280,983

Household Durables - 0.54%
PulteGroup, Inc.	879,000	24,023,070

Media - 1.78%
Comcast Corp., Class A	824,000	31,707,520
Twenty-First Century Fox, Inc., Class A	1,793,200	47,304,616

		79,012,136

Multiline Retail - 2.63%
Kohl’s Corp.	902,600	41,203,690
Macy’s, Inc.	1,400,400	30,556,728
Target Corp.	757,600	44,705,976

		116,466,394

Specialty Retail - 2.16%
Best Buy Co., Inc.	1,036,600	59,044,736
Burlington Stores, Inc.A	207,700	19,827,042
Dick’s Sporting Goods, Inc.	625,900	16,905,559

		95,777,337

Total Consumer Discretionary		517,749,594

Consumer Staples - 8.94%
Beverages - 2.17%
Coca-Cola Co.	957,700	43,106,077
PepsiCo, Inc.	474,500	52,873,535

		95,979,612

Food & Staples Retailing - 2.25%
CVS Health Corp.	375,200	30,511,264
Wal-Mart Stores, Inc.	885,000	69,153,900

		99,665,164

Food Products - 1.40%
Ingredion, Inc.	276,800	33,393,152
Kellogg Co.	462,300	28,833,651

		62,226,803

Household Products - 3.12%
Clorox Co.	282,000	37,198,620
Colgate-Palmolive Co.	511,796	37,284,339
Procter & Gamble Co.	698,900	63,585,922

		138,068,881

Total Consumer Staples		395,940,460

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.78% (continued)
Energy - 3.89%
Oil, Gas & Consumable Fuels - 3.89%
Marathon Petroleum Corp.	781,900	$43,848,952
Occidental Petroleum Corp.	869,100	55,804,911
Valero Energy Corp.	944,500	72,660,385

		172,314,248

Total Energy		172,314,248

Financials - 24.97%
Banks - 6.88%
Bank of America Corp.	2,889,100	73,209,794
CIT Group, Inc.	908,500	44,561,925
Citigroup, Inc.	1,041,500	75,758,710
Fifth Third Bancorp	1,528,400	42,764,632
Regions Financial Corp.	3,100,900	47,226,707
US Bancorp	398,200	21,339,538

		304,861,306

Capital Markets - 3.10%
Ameriprise Financial, Inc.	355,500	52,795,305
Morgan Stanley	1,083,500	52,192,195
State Street Corp.	338,100	32,302,074

		137,289,574

Consumer Finance - 3.45%
Ally Financial, Inc.	1,540,600	37,374,956
Capital One Financial Corp.	618,600	52,370,676
Discover Financial Services	615,836	39,709,105
Synchrony Financial	756,800	23,498,640

		152,953,377

Diversified Financial Services - 1.45%
Berkshire Hathaway, Inc., Class BA	120,900	22,163,388
Voya Financial, Inc.	1,061,600	42,347,224

		64,510,612

Insurance - 10.09%
Aflac, Inc.	430,600	35,046,534
Allstate Corp.	476,800	43,822,688
American International Group, Inc.	787,200	48,326,208
Everest Re Group Ltd.	171,500	39,168,885
Hartford Financial Services Group, Inc.	512,700	28,418,961
Lincoln National Corp.	711,000	52,244,280
Loews Corp.	706,200	33,798,732
Prudential Financial, Inc.	476,900	50,704,008
Reinsurance Group of America, Inc.	155,200	21,655,056
Travelers Companies, Inc.	301,800	36,976,536
WR Berkley Corp.	302,100	20,162,154
XL Group Ltd.	927,200	36,578,040

		446,902,082

Total Financials		1,106,516,951

Health Care - 10.78%
Biotechnology - 1.85%
Amgen, Inc.	119,600	22,299,420
Gilead Sciences, Inc.	379,200	30,722,784

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.78% (continued)
Health Care - 10.78% (continued)
Biotechnology - 1.85% (continued)
United Therapeutics Corp.A	247,200	$28,969,368

		81,991,572

Health Care Equipment & Supplies - 1.12%
Dentsply Sirona, Inc.	833,000	49,821,730

Health Care Providers & Services - 4.41%
Anthem, Inc.	232,400	44,128,112
Centene Corp.A	240,000	23,224,800
Express Scripts Holding Co.A	671,800	42,538,376
HCA Holdings, Inc.A	616,500	49,067,235
WellCare Health Plans, Inc.A	211,500	36,323,010

		195,281,533

Pharmaceuticals - 3.40%
Allergan PLC	198,900	40,764,555
Johnson & Johnson	493,900	64,211,939
Pfizer, Inc.	1,273,700	45,471,090

		150,447,584

Total Health Care		477,542,419

Industrials - 13.02%
Aerospace & Defense - 4.02%
Arconic, Inc.	1,215,300	30,236,664
Raytheon Co.	249,900	46,626,342
Spirit AeroSystems Holdings, Inc., Class A	739,000	57,435,080
United Technologies Corp.	377,600	43,831,808

		178,129,894

Airlines - 3.36%
American Airlines Group, Inc.	811,852	38,554,852
Delta Air Lines, Inc.	674,700	32,534,034
JetBlue Airways Corp.A	1,829,800	33,906,194
United Continental Holdings, Inc.A	717,800	43,699,664

		148,694,744

Building Products - 1.15%
Lennox International, Inc.	131,000	23,445,070
Owens Corning	354,900	27,451,515

		50,896,585

Commercial Services & Supplies - 1.20%
Republic Services, Inc.	806,600	53,283,996

Industrial Conglomerates - 1.15%
General Electric Co.	2,118,600	51,227,748

Machinery - 0.45%
Deere & Co.	158,800	19,943,692

Professional Services - 0.66%
Nielsen Holdings PLC	703,200	29,147,640

Road & Rail - 1.03%
Norfolk Southern Corp.	344,700	45,583,128

Total Industrials		576,907,427

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.78% (continued)
Information Technology - 13.34%
Electronic Equipment, Instruments & Components - 1.46%
Corning, Inc.	2,160,200	$64,633,184

IT Services - 0.47%
Amdocs Ltd.	325,200	20,916,864

Semiconductors & Semiconductor Equipment - 7.90%
Applied Materials, Inc.	1,234,200	64,289,478
Intel Corp.	1,516,200	57,736,896
Lam Research Corp.	328,800	60,841,152
Micron Technology, Inc.A	2,185,400	85,951,782
ON Semiconductor Corp.A	2,297,300	42,431,131
QUALCOMM, Inc.	749,500	38,854,080

		350,104,519

Software - 0.49%
Autodesk, Inc.A	193,600	21,733,536

Technology Hardware, Storage & Peripherals - 3.02%
HP, Inc.	2,816,000	56,207,360
Western Digital Corp.	338,400	29,237,760
Xerox Corp.	1,454,675	48,426,131

		133,871,251

Total Information Technology		591,259,354

Materials - 2.83%
Chemicals - 2.83%
DowDuPont, Inc.	822,600	56,948,598
LyondellBasell Industries N.V., Class A	689,300	68,275,165

		125,223,763

Total Materials		125,223,763

Real Estate - 0.68%
Equity Real Estate Investment Trusts (REITs) - 0.68%
Gaming and Leisure Properties, Inc., REIT	813,006	29,991,791

Telecommunication Services - 2.20%
Diversified Telecommunication Services - 0.85%
CenturyLink, Inc.B	1,985,000	37,516,500

Wireless Telecommunication Services - 1.35%
Sprint Corp.A	7,710,700	59,989,246

Total Telecommunication Services		97,505,746

Utilities - 5.44%
Electric Utilities - 2.22%
NextEra Energy, Inc.	304,100	44,565,855
PG&E Corp.	158,600	10,799,074
PPL Corp.	1,140,200	43,270,590

		98,635,519

Multi-Utilities - 3.22%
Ameren Corp.	737,100	42,633,864
DTE Energy Co.	415,600	44,618,816

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.78% (continued)
Utilities - 5.44% (continued)
Multi-Utilities - 3.22% (continued)
Sempra Energy	484,600	$55,307,398

		142,560,078

Total Utilities		241,195,597

Total Common Stocks (Cost $3,815,976,358)		4,332,147,350

SHORT-TERM INVESTMENTS - 2.02% (Cost $89,321,352)
Investment Companies - 2.02%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	89,321,352	89,321,352

SECURITIES LENDING COLLATERAL - 0.84% (Cost $37,243,562)
Investment Companies - 0.84%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	37,243,562	37,243,562

TOTAL INVESTMENTS - 100.64% (Cost $3,942,541,272)		4,458,712,264
LIABILITIES, NET OF OTHER ASSETS - (0.64%)		(28,487,749)

TOTAL NET ASSETS - 100.00%		$4,430,224,515

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2017.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

Futures Contracts Open on September 30, 2017:

Long Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	619	December 2017	$76,919,362	$77,873,295	$953,933

			$76,919,362	$77,873,295	$953,933

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2017, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,332,147,350	$—	$—	$4,332,147,350
Short-Term Investments	89,321,352	—	—	89,321,352

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Securities Lending Collateral	$37,243,562	$—	$—	$37,243,562

Total Investments in Securities - Assets	$4,458,712,264	$—	$—	$4,458,712,264

Financial Derivative Instruments - Assets
Futures Contracts	$953,933	$—	$—	$953,933

Total Financial Derivative Instruments - Assets	$953,933	$—	$—	$953,933

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Micron Technology, Inc.		1.9
Citigroup, Inc.		1.7
Bank of America Corp.		1.7
Valero Energy Corp.		1.6
Wal-Mart Stores, Inc.		1.6
LyondellBasell Industries N.V.		1.5
Corning, Inc.		1.5
Applied Materials, Inc.		1.5
Johnson & Johnson		1.4
Proctor & Gamble Co.		1.4
Total Fund Holdings	104

Sector Allocation (% Equities)
Financials		25.5
Information Technology		13.7
Industrials		13.3
Consumer Discretionary		11.9
Health Care		11.0
Consumer Staples		9.1
Utilities		5.6
Energy		4.0
Materials		2.9
Telecommunication Services		2.3
Real Estate		0.7

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 108.06%
COMMON STOCKS - 10.64%
Consumer Discretionary - 1.17%
Media - 1.17%
Liberty Media Corp-Liberty SiriusXM, Tracking Stock, Class AA B	2,300	$96,370
Naspers Ltd., Class N, Sponsored ADR	18,360	806,004
Time Warner, Inc.	3,882	397,711

Total Consumer Discretionary		1,300,085

Energy - 0.27%
Oil, Gas & Consumable Fuels - 0.27%
Rice Energy, Inc.B	10,378	300,339

Financials - 5.10%
Banks - 0.41%
Bank of Kyoto Ltd.	8,939	454,397

Diversified Financial Services - 4.69%
Avista Healthcare Public Acquisition Corp., Class AB C	72,700	727,000
Boulevard Acquisition Corp. IIB C	52,888	528,880
Double Eagle Acquisition Corp., Class AB C	6,638	67,044
Electrum Special Acquisition Corp.B	47,274	484,559
Forum Merger Corp., Class AB C	41,652	404,441
Hennessy Capital Acquisition Corp. IIIB C	52,752	520,135
Industrea Acquisition Corp., Class AB	25,000	243,500
Kayne Anderson Acquisition Corp., Class AB C	41,379	403,445
M I Acquisitions, Inc.B C	41,000	414,100
National Energy Services Reunited Corp.B	44,949	432,409
Silver Run Acquisition Corp. II, Class AB C	16,890	172,278
Stellar Acquisition III, Inc.B C	79,169	803,565

		5,201,356

Total Financials		5,655,753

Industrials - 0.26%
Commercial Services & Supplies - 0.14%
Stericycle, Inc.B	2,100	150,402

Marine - 0.12%
DryShips, Inc.	54,900	135,054

Total Industrials		285,456

Information Technology - 0.65%
Internet Software & Services - 0.34%
Sohu.com, Inc.B	6,974	379,734

Semiconductors & Semiconductor Equipment - 0.31%
NXP Semiconductors N.V.B	3,038	343,568

Total Information Technology		723,302

Materials - 0.36%
Chemicals - 0.36%
Monsanto Co.	3,282	393,249

Telecommunication Services - 2.83%
Diversified Telecommunication Services - 2.83%
Telefonica S.A.	289,268	3,142,616

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 10.64% (continued)
Total Common Stocks (Cost $11,390,927)		$11,800,800

RIGHTS - 0.01% (Cost $0)
Financials - 0.01%
Forum Merger Corp.B	41,652	11,288

WARRANTS - 3.19%
Consumer Discretionary - 1.38%
Hotels, Restaurants & Leisure - 1.31%
Del Taco Restaurants, Inc., 06/30/2020, Strike Price $11.50B	280,660	1,453,819

Media - 0.07%
Hemisphere Media Group, Inc., 04/04/2018, Strike Price $12.00B	220,705	72,832

Total Consumer Discretionary		1,526,651

Consumer Staples - 0.21%
Food Products - 0.21%
Hostess Brands, Inc., 11/04/2021, Strike Price $11.50B	116,899	238,474

Financials - 1.33%
Banks - 1.17%
Associated Banc Corp., 11/21/2018, Strike Price $19.77B	197,695	976,614
TCF Financial Corp., 11/14/2018, Strike Price $16.93B	179,929	323,872

		1,300,486

Diversified Financial Services - 0.16%
Avista Healthcare Public Acquisition Corp., 12/02/2021, Strike Price $5.75B	72,700	29,080
Boulevard Acquisition Corp. II, 09/25/2020, Strike Price $11.50B	4,259	3,790
Double Eagle Acquisition Corp., 10/16/2020, Strike Price $11.50B	6,638	4,580
Forum Merger Corp., 05/02/2022, Strike Price $11.50B	20,826	7,924
Hennessy Capital Acquisition Corp. III, 06/15/2024, Strike Price $11.50B	39,564	28,882
Industrea Acquisition Corp., 08/01/2024, Strike Price $11.50B	25,000	10,000
Kayne Anderson Acquisition Corp., 06/30/2022, Strike Price $11.50B	13,793	11,310
M I Acquisitions, Inc., 11/14/2020, Strike Price $11.50B	41,000	14,350
National Energy Services Reunited Corp., 06/05/2022, Strike Price $5.75B	44,949	22,465
Silver Run Acquisition Corp. II, 04/27/2022, Strike Price $11.50B	5,630	8,558
Stellar Acquisition III, Inc., 03/22/2022, Strike Price $11.50B	79,169	29,293

		170,232

Total Financials		1,470,718

Health Care - 0.06%
Biotechnology - 0.06%
BioTime, Inc., 10/01/2018, Strike Price $4.55B	334,847	70,318

Information Technology - 0.02%
Technology Hardware, Storage & Peripherals - 0.02%
Eastman Kodak Co., 09/03/2018, Strike Price $16.12B	165,168	20,646

Materials - 0.19%
Chemicals - 0.19%
AgroFresh Solutions, Inc., 02/19/2019, Strike Price $11.50B	378,798	208,339

Metals & Mining - 0.00%
Alio Gold, Inc., 05/30/2018, Strike Price CAD 7.00B	65,713	3,950

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
WARRANTS - 3.19% (continued)
Materials - 0.19% (continued)
Total Materials		$212,289

Total Warrants (Cost $3,002,982)		3,539,096

CONVERTIBLE PREFERRED STOCKS - 15.03%
Energy - 0.05%
Oil, Gas & Consumable Fuels - 0.05%
Southwestern Energy Co., 6.250%, Due 1/15/2018, Series B	2,100	29,946
WPX Energy, Inc., 6.250%, Due 7/31/2018, Series A	583	31,074

		61,020

Total Energy		61,020

Financials - 3.13%
Capital Markets - 3.13%
Mandatory Exchangeable Trust, 5.750%, Due 6/3/2019D	6,000	1,176,894
Virtus Investment Partners, Inc., 7.250%, Due 2/1/2020, Series D	22,109	2,294,251

		3,471,145

Total Financials		3,471,145

Health Care - 2.92%
Pharmaceuticals - 1.73%
Allergan PLC, 5.500%, Due 3/1/2018, Series A	2,195	1,619,515
Teva Pharmaceutical Industries Ltd., 7.000%, Due 12/15/2018	856	295,012

		1,914,527

Health Care Equipment & Supplies - 1.19%
Becton Dickinson and Co., 6.125%, Due 5/1/2020, Series A	23,917	1,321,653

Total Health Care		3,236,180

Industrials - 2.00%
Machinery - 2.00%
Rexnord Corp., 5.750%, Due 11/15/2019, Series A	38,062	2,215,589

Information Technology - 3.90%
Semiconductors & Semiconductor Equipment - 1.86%
MTS Systems Corp., 8.750%, Due 7/1/2019	16,785	2,063,716
SunEdison, Inc., 6.750%, Series AE	500	50

		2,063,766

Electronic Equipment, Instruments & Components - 2.04%
Belden, Inc., 6.750%, Due 7/15/2019	20,891	2,257,481

Total Information Technology		4,321,247

Materials - 1.82%
Chemicals - 1.82%
Rayonier Advanced Materials, Inc., 8.000%, Due 8/15/2019, Series A	19,269	2,020,162

Telecommunication Services - 0.01%
Diversified Telecommunication Services - 0.01%
Frontier Communications Corp., 11.125%, Due 6/29/2018, Series A	319	6,137

Utilities - 1.20%
Multi-Utilities - 1.13%
Dominion Energy, Inc., 6.750%, Due 8/15/2019, Series A	24,673	1,252,155

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares		Fair Value
CONVERTIBLE PREFERRED STOCKS - 15.03% (continued)
Utilities - 1.20% (continued)
Independent Power and Renewable Electricity Producers - 0.00%
Dynegy, Inc., 7.000%, Due 7/1/2019		49	$3,328

Electric Utilities - 0.07%
NextEra Energy, Inc., 6.371%, Due 9/1/2018		1,119	74,201

Total Utilities			1,329,684

Total Convertible Preferred Stocks (Cost $16,625,687)			16,661,164

	Principal Amount*
CORPORATE OBLIGATIONS - 1.24% (Cost $1,376,269)
Industrial - 1.24%
OSI Systems, Inc., 1.250%, Due 9/1/2022D		$1,276,000	1,378,080

CONVERTIBLE OBLIGATIONS - 19.48%
Communications - 3.39%
InterDigital, Inc., 1.500%, Due 3/1/2020		1,315,000	1,541,837
Liberty Media Corp-Liberty Formula One, 1.000%, Due 1/30/2023D		1,006,000	1,195,883
SINA Corp., 1.000%, Due 12/1/2018		863,000	1,018,340

			3,756,060

Consumer, Cyclical - 4.09%
Suzuki Motor Corp., 0.000%, Due 3/31/2023F	JPY	200,000,000	2,590,536
Tesla, Inc., 2.375%, Due 3/15/2022		1,579,000	1,939,209

			4,529,745

Consumer, Non-Cyclical - 2.30%
Depomed, Inc., 2.500%, Due 9/1/2021		242,000	178,324
Flexion Therapeutics, Inc., 3.375%, Due 5/1/2024D		1,488,000	1,674,000
Team, Inc., 5.000%, Due 8/1/2023D		740,000	702,075

			2,554,399

Energy - 0.88%
Ensco Jersey Finance Ltd., 3.000%, Due 1/31/2024D		1,145,000	973,250

Financial - 1.95%
Starwood Waypoint Homes, 3.500%, Due 1/15/2022D		1,930,000	2,167,631

Industrial - 1.51%
Kaman Corp., 3.250%, Due 5/1/2024D		1,547,000	1,674,628

Technology - 5.36%
Microchip Technology, Inc., 1.625%, Due 2/15/2025		1,594,000	2,781,530
RealPage, Inc., 1.500%, Due 11/15/2022D		1,811,000	2,105,287
ServiceNow, Inc., 0.010%, Due 6/1/2022D		979,000	1,053,037

			5,939,854

Total Convertible Obligations (Cost $20,354,129)			21,595,567

FOREIGN CORPORATE OBLIGATIONS - 2.39%
Consumer, Non-Cyclical - 1.08%
Terumo Corp., 0.010%, Due 12/6/2021F	JPY	110,000,000	1,198,734

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.39% (continued)
Industrial - 1.31%
Golar LNG Ltd., 2.750%, Due 2/15/2022D	$1,536,000	$1,448,640

Total Foreign Corporate Obligations (Cost $2,748,788)		2,647,374

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.40%
Agency CMO Interest Only - 12.06%
Fannie Mae Interest Strip,
8.500%, Due 3/25/2023, 211 2	196,040	31,416
5.000%, Due 4/25/2034, 351 5	244,036	49,627
5.500%, Due 8/25/2035, 359 14	927,797	194,907
5.500%, Due 10/25/2035, 359 12	914,854	199,754
7.000%, Due 2/25/2037, 381 17	706,793	176,410
Fannie Mae REMIC Trust,
6.500%, Due 3/25/2027, 1997-9 H	709,957	95,586
7.000%, Due 10/25/2031, 2016-3 IK	842,950	182,858
4.500%, Due 12/25/2033, 2003-119 GI	111,620	27,329
5.000%, Due 3/25/2039, 2009-11 TIG	816,539	157,519
5.000%, Due 5/25/2039, 2009-50 GI	844,293	134,981
5.000%, Due 2/25/2040, 2010-16 PI	130,442	29,794
5.500%, Due 12/25/2043, 2014-38 QI	1,442,084	377,881
5.000%, Due 5/25/2045, 2015-30 EI	1,455,866	294,921
5.000%, Due 10/25/2045, 2015-70 JI	1,199,414	244,001
5.500%, Due 7/25/2046, 2016-45 MI	2,618,631	588,219
Freddie Mac REMIC Trust,
5.500%, Due 10/15/2025, 3046 BI IO	1,231,192	141,449
8.500%, Due 1/15/2030, 2206 IO	122,766	27,618
7.000%, Due 4/15/2032, 2525 IK	131,964	34,655
5.500%, Due 3/15/2033, 2581 IL	685,681	171,305
5.500%, Due 4/15/2036, 4624 BI	2,275,192	456,062
1.000%, Due 3/15/2038, 3421 IO	9,252,506	332,147
1.630%, Due 10/15/2041, 4413 WIG	776,441	39,617
3.000%, Due 12/15/2042, 4594 IJ	3,471,539	473,135
4.226%, Due 12/15/2042, 303 157G	1,602,976	310,913
6.000%, Due 6/15/2045, 4496 ID	1,210,681	246,346
Ginnie Mae REMIC Trust,
5.000%, Due 6/20/2035, 2014-183 IM	1,611,609	391,842
5.500%, Due 9/20/2036, 2016-78 TI	4,577,931	370,207
5.000%, Due 9/20/2038, 2016-12 KI	1,018,229	254,757
5.500%, Due 5/16/2039, 2009-76 GI	931,952	163,961
4.500%, Due 1/16/2040, 2016-44 PI	1,891,931	379,402
4.000%, Due 2/20/2040, 2015-162 LI	1,442,217	222,738
6.000%, Due 9/20/2040, 2016-75 IO	1,986,537	467,691
3.500%, Due 10/20/2041, 2013-81 PI	3,939,974	489,753
3.500%, Due 5/16/2042, 2015-84 IO	3,449,328	679,334
5.000%, Due 5/16/2042, 2013-44 IB	1,170,067	286,500
5.000%, Due 6/20/2043, 2013-86 IA	297,139	67,054
0.965%, Due 1/16/2044, 2015-80 HIG	2,789,409	101,465
5.500%, Due 1/20/2044, 2014-2 TI	357,603	70,859
5.000%, Due 12/16/2045, 2015-180 CI	1,904,690	452,861
4.500%, Due 5/20/2046, 2016-69 WI	2,380,581	519,360
3.500%, Due 11/20/2046, 2016-163 MI	4,675,696	615,350
1.953%, Due 6/20/2065, 2015-H17 BIG	4,236,983	467,765
1.975%, Due 1/20/2066, 2016-H04 BIG H	4,645,308	487,757
1.709%, Due 2/20/2066, 2016-H04 KIG H	4,736,497	402,602
2.022%, Due 2/20/2066, 2016-H07 NIG H	4,756,999	517,324
2.030%, Due 4/20/2066, 2016-H13 EIG H	4,010,882	471,279

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount*	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.40% (continued)
Agency CMO Interest Only - 12.06% (continued)
Ginnie Mae REMIC Trust (continued)
2.436%, Due 7/20/2066, 2016-H15 AIG H	$3,975,715	$479,571

		13,377,882

Agency CMO Interest Only Inverse Floater - 6.34%
Fannie Mae REMIC Trust,
6.013%, Due 2/25/2024, 1996-45 SI, (1 mo. LIBOR + 7.250%)I	1,134,059	143,141
6.766%, Due 9/17/2027, 1997-65 SI, (1 mo. LIBOR + 8.000%)I	1,483,772	259,200
6.513%, Due 3/25/2032, 2002-8 SC, (1 mo. LIBOR + 7.750%)I	516,280	113,204
5.763%, Due 9/25/2032, 2002-90 DS, (1 mo. LIBOR + 7.000%)I	787,216	128,687
6.763%, Due 12/25/2032, 2002-86 US, (1 mo. LIBOR + 8.000%)I	519,276	102,944
5.500%, Due 7/25/2033, 2004-62 TP, (1 mo. LIBOR + 38.500%)I	1,809,828	377,640
5.363%, Due 2/25/2035, 2005-2 S, (1 mo. LIBOR + 6.600%)I	178,901	32,315
5.393%, Due 7/25/2035, 2005-66 LS, (1 mo. LIBOR + 6.630%)I	1,985,743	363,749
5.433%, Due 10/25/2035, 2005-83 SL, (1 mo. LIBOR + 6.670%)I	621,143	105,547
5.333%, Due 6/25/2036, 2006-44 SF, (1 mo. LIBOR + 6.570%)I	3,293,963	527,973
6.013%, Due 6/25/2036, 2006-46 ES, (1 mo. LIBOR + 7.250%)I	1,271,960	238,538
5.373%, Due 7/25/2036, 2007-28 GS, (1 mo. LIBOR + 6.610%)I	807,275	140,598
5.343%, Due 10/25/2036, 2006-92 LI, (1 mo. LIBOR + 6.580%)I	1,157,051	204,456
5.263%, Due 2/25/2037, 2007-1 NI, (1 mo. LIBOR + 6.500%)I	1,271,336	182,690
7.126%, Due 12/25/2041, 2011-130 NY, (1 mo. LIBOR + 9.600%)I	168,041	177,199
Freddie Mac REMIC Trust,
6.866%, Due 2/15/2028, 2526 SW, (1 mo. LIBOR + 8.100%)I	101,937	17,794
6.716%, Due 2/15/2032, 2411 S, (1 mo. LIBOR + 7.950%)I	711,845	118,723
10.657%, Due 7/15/2033, 2647 IV, (1 mo. LIBOR + 13.750%)I	507,357	317,354
4.816%, Due 3/15/2035, 2950 SN, (1 mo. LIBOR + 6.050%)I	738,926	119,080
5.466%, Due 10/15/2036, 3232 ST, (1 mo. LIBOR + 6.700%)I	154,684	21,208
5.086%, Due 12/15/2036, 3257 SI, (1 mo. LIBOR + 6.320%)I	539,519	96,302
5.456%, Due 12/15/2036, 3256 S, (1 mo. LIBOR + 6.690%)I	1,035,005	190,737
5.216%, Due 3/15/2037, 3284 BI IO, (1 mo. LIBOR + 6.450%)I	1,004,152	191,509
5.896%, Due 7/15/2037, 3355 KI, (1 mo. LIBOR + 7.130%)I	2,101,539	268,749
4.796%, Due 9/15/2037, 3368 AI, (1 mo. LIBOR + 6.030%)I	1,216,964	189,522
1.764%, Due 4/15/2039, 4314 ITG	3,367,953	200,373
5.202%, Due 9/15/2041, 3997 ES, (1 mo. LIBOR + 6.930%)I	43,495	43,983
0.631%, Due 4/15/2043, 4517 KI, (1 mo. LIBOR + 1.071%)I	3,508,955	110,067
Ginnie Mae REMIC Trust,
6.266%, Due 5/16/2031, 2001-22 SD, (1 mo. LIBOR + 7.500%)I	331,688	59,883
6.266%, Due 6/16/2032, 2002-41 SY, (1 mo. LIBOR + 7.500%)I	94,473	12,716
6.466%, Due 2/16/2033, 2003-11 SK, (1 mo. LIBOR + 7.700%)I	230,915	32,434
6.414%, Due 6/20/2033, 2004-56 S, (1 mo. LIBOR + 7.650%)I	362,791	79,067
5.196%, Due 10/16/2033, 2003-92 SN, (1 mo. LIBOR + 6.430%)I	151,872	22,200
5.364%, Due 11/20/2033, 2003-98 SC, (1 mo. LIBOR + 6.600%)I	1,064,913	196,911
5.914%, Due 11/20/2033, 2004-37 SM, (1 mo. LIBOR + 7.150%)I	794,616	39,535
5.864%, Due 6/20/2034, 2004-46 S, (1 mo. LIBOR + 7.100%)I	2,369,380	486,129
4.864%, Due 9/20/2034, 2004-86 SP, (1 mo. LIBOR + 6.100%)I	139,773	16,191
4.864%, Due 1/20/2035, 2009-25 SB, (1 mo. LIBOR + 6.100%)I	1,145,131	23,277
5.326%, Due 11/16/2036, 2008-83 SD, (1 mo. LIBOR + 6.560%)I	87,545	14,969
5.464%, Due 6/20/2037, 2010-47 PX, (1 mo. LIBOR + 6.700%)I	1,022,628	178,439
5.414%, Due 12/20/2037, 2007-81 SP, (1 mo. LIBOR + 6.650%)I	2,055,796	367,767
5.166%, Due 5/16/2038, 2008-40 SA, (1 mo. LIBOR + 6.400%)I	252,540	42,130
4.764%, Due 5/20/2040, 2016-75 SA, (1 mo. LIBOR + 6.000%)I	2,860,417	431,549
4.914%, Due 11/20/2043, 2013-165 ST, (1 mo. LIBOR + 6.150%)I	133,920	20,064
5.563%, Due 11/20/2044, 2014-161 SL, (1 mo. LIBOR + 6.800%)I	116,011	21,098

		7,027,641

Total Collateralized Mortgage Obligations (Cost $21,010,434)		20,405,523

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 5.49%
Closed-End Funds - 5.49%
Altaba, Inc.B	6,895	$456,725
Apollo Senior Floating Rate Fund, Inc.	9,633	161,353
BlackRock Resources & Commodities Strategy Trust	164,345	1,461,027
Cushing Energy Income Fund	38,185	332,209
Eaton Vance Senior Income Trust	24,700	163,514
GDL Fund	61,713	630,090
Invesco Senior Income Trust	88,523	397,468
Pershing Square Holdings Ltd./FundB	83,074	1,074,147
Pioneer Floating Rate Trust	13,056	156,150
Turkish Investment Fund, Inc.	100,283	937,646
Voya Prime Rate Trust	61,837	323,407

Total Closed-End Funds		6,093,736

Total Investment Companies (Cost $6,007,922)		6,093,736

EXCHANGE-TRADED INSTRUMENTS - 5.71%
Exchange-Traded Funds - 4.13%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	26,518	741,708
SPDR S&P 500 ETF Trust	15,252	3,831,760

Total Exchange-Traded Funds		4,573,468

Exchange-Traded Notes - 1.58%
iPath S&P 500 VIX Mid-Term Futures ETNB	40,889	850,900
iPath S&P 500 VIX Short-Term Futures ETNB	6,593	258,380
VelocityShares Daily Inverse VIX Short Term ETNB	6,620	645,715

Total Exchange-Traded Notes		1,754,995

Total Exchange-Traded Instruments (Cost $6,265,032)		6,328,463

SHORT-TERM INVESTMENTS - 26.48% (Cost $29,365,419)
Investment Companies - 26.48%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%J K	29,365,419	29,365,419

TOTAL SECURITIES HELD LONG (Cost $118,147,589)		119,826,510

SECURITIES HELD SHORT - (65.30%)
COMMON STOCKS - (44.69%)
Consumer Discretionary - (7.55%)
Automobiles - (3.09%)
Suzuki Motor Corp.	(40,300)	(2,113,758)
Tesla, Inc.B	(3,839)	(1,309,483)

		(3,423,241)

Hotels, Restaurants & Leisure - (3.05%)
Del Taco Restaurants, Inc.B	(220,350)	(3,380,169)

Media - (1.41%)
Hemisphere Media Group, Inc.B	(67,182)	(802,825)
Liberty Media Corp-Liberty Formula One, Tracking Stock, Class CA B	(17,823)	(678,878)
Liberty Media Corp-Liberty SiriusXM, Tracking Stock, Class CA B	(2,127)	(89,057)

		(1,570,760)

Total Consumer Discretionary		(8,374,170)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (44.69%) (continued)
Consumer Staples - (0.61%)
Food Products - (0.61%)
Hostess Brands, Inc.B	(49,782)	$(680,022)

Energy - (0.70%)
Energy Equipment & Services - (0.03%)
Ensco PLC, Class A	(5,590)	(33,372)

Oil, Gas & Consumable Fuels - (0.67%)
EQT Corp.	(3,840)	(250,522)
Golar LNG Ltd.	(20,692)	(467,846)
Southwestern Energy Co.B	(1,200)	(7,332)
WPX Energy, Inc.B	(1,166)	(13,409)

		(739,109)

Total Energy		(772,481)

Financials - (7.54%)
Banks - (5.88%)
Associated Banc-Corp	(206,155)	(4,999,259)
TCF Financial Corp.	(89,579)	(1,526,426)

		(6,525,685)

Capital Markets - (1.66%)
Virtus Investment Partners, Inc.	(15,830)	(1,837,072)

Total Financials		(8,362,757)

Health Care - (3.84%)
Biotechnology - (0.92%)
BioTime, Inc.B	(73,758)	(209,473)
Flexion Therapeutics, Inc.B	(33,549)	(811,215)

		(1,020,688)

Health Care Equipment & Supplies - (1.56%)
Becton Dickinson and Co.	(3,316)	(649,770)
CR Bard, Inc.	(932)	(298,706)
Terumo Corp.	(19,678)	(778,201)

		(1,726,677)

Pharmaceuticals - (1.36%)
Allergan PLC	(7,117)	(1,458,629)
Depomed, Inc.B	(8,900)	(51,531)

		(1,510,160)

Total Health Care		(4,257,525)

Industrials - (2.48%)
Commercial Services & Supplies - (0.24%)
Team, Inc.B	(19,588)	(261,500)

Machinery - (1.52%)
Rexnord Corp.B	(66,203)	(1,682,218)

Trading Companies & Distributors - (0.72%)
Kaman Corp.	(14,364)	(801,224)

Total Industrials		(2,744,942)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (44.69%) (continued)
Information Technology - (15.13%)
Communications Equipment - (0.61%)
InterDigital, Inc.	(9,105)	$(671,494)

Electronic Equipment, Instruments & Components - (3.75%)
Belden, Inc.	(22,813)	(1,837,131)
MTS Systems Corp.	(31,248)	(1,670,206)
OSI Systems, Inc.B	(7,142)	(652,564)

		(4,159,901)

Internet Software & Services - (4.97%)
Alibaba Group Holding Ltd., Sponsored ADRB	(23,612)	(4,078,028)
SINA Corp.B	(4,332)	(496,664)
Tencent Holdings Ltd., ADR	(21,369)	(938,420)

		(5,513,112)

Semiconductors & Semiconductor Equipment - (2.54%)
Microchip Technology, Inc.	(31,405)	(2,819,541)

Software - (3.26%)
Changyou.com Ltd., ADRB	(3,859)	(152,855)
RealPage, Inc.B	(28,466)	(1,135,793)
ServiceNow, Inc.B	(3,696)	(434,391)
VMware, Inc., Class AB	(17,279)	(1,886,694)

		(3,609,733)

Total Information Technology		(16,773,781)

Materials - (2.17%)
Chemicals - (2.17%)
AgroFresh Solutions, Inc.B	(114,615)	(805,743)
Rayonier Advanced Materials, Inc.	(116,844)	(1,600,763)

		(2,406,506)

Total Materials		(2,406,506)

Real Estate - (1.21%)
Equity Real Estate Investment Trusts (REITs) - (1.21%)
Starwood Waypoint Homes	(36,895)	(1,341,871)

Telecommunication Services - (2.83%)
Diversified Telecommunication Services - (2.83%)
Telefonica S.A.	(289,268)	(3,142,616)

Utilities - (0.63%)
Electric Utilities - (0.07%)
NextEra Energy, Inc.	(493)	(72,249)

Independent Power and Renewable Electricity Producers - 0.00%
Dynegy, Inc.B	(271)	(2,676)

Multi-Utilities - (0.56%)
Dominion Energy, Inc.	(8,142)	(626,364)

Total Utilities		(701,289)

TOTAL COMMON STOCKS (Proceeds $(46,736,775))		(49,557,960)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - (0.74%) (Proceeds $(804,420))
Energy - (0.74%)
Ensco PLC, 4.500%, Due 10/1/2024	$(981,000)	$(814,230)

	Shares
EXCHANGE-TRADED INSTRUMENTS - (19.87%)
Exchange-Traded Funds - (19.87%)
CurrencyShares Euro TrustB	(709)	(80,897)
Direxion Daily Gold Miners Index Bear 3X Shares ETFB	(8,255)	(213,474)
Direxion Daily Gold Miners Index Bull 3X Shares ETFB	(17,368)	(552,997)
iShares China Large-Cap ETF	(169,007)	(7,443,068)
iShares MSCI EAFE ETF	(101,738)	(6,967,018)
iShares MSCI Emerging Markets ETF	(134,294)	(6,017,714)
iShares MSCI Turkey ETF	(18,027)	(753,709)
VanEck Vectors Gold Miners ETF	(339)	(7,784)

Total Exchange-Traded Funds		(22,036,661)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(22,161,967))		(22,036,661)

TOTAL SECURITITES SOLD SHORT (Proceeds $(69,703,162))		(72,408,851)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 108.06% (Cost $118,147,589)		119,826,510
TOTAL PURCHASED OPTIONS CONTRACTS - 10.12% (Cost $11,683,662)		11,217,641
TOTAL WRITTEN OPTIONS CONTRACTS - (5.43%) (Cost $(5,861,503))		(6,017,368)
TOTAL SECURITIES SOLD SHORT - (65.30%) (Proceeds $(69,703,162))		(72,408,851)
ASSETS, NET OF OTHER LIABILITIES - 52.55%		58,267,028

NET ASSETS - 100.00%		$110,884,960

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

A	Tracking Stock—A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.
B	Non-income producing security.
C	Unit—Usually consists of one common stock and/or rights and warrants.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,549,405 or 14.02% of net assets. The Fund has no right to demand registration of these securities.
E	A type of Preferred Stock that has no maturity date.
F	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represent the rate at period end.
H	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,358,533 or 2.13% of net assets.
I	Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2017.
J	7-day yield.
K	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

CAD - Canadian Dollar.

CMO - Collateralized Mortgage Obligation.

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

ETF - Exchange-Traded Fund.

ETN - Exchange-Traded Note.

MSCI - Morgan Stanley Capital International.

MSCI EAFE - Morgan Stanley Capital International - Europe, Australasia, and Far East.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

S&P 500 - Standard & Poor’s U.S. Equity Large-Cap Index.

SPDR - Standard & Poor’s.

VIX - Volatility Index.

Futures Contracts Open on September 30, 2017:

Long Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	84	December 2017	$10,506,610	$10,567,620	$61,010

			$10,506,610	$10,567,620	$61,010

OTC Swap Agreements Outstanding on September 30, 2017:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR plus 0.65%	Dell Technologies, Inc.	DUB	1.884%	8/3/2018	22,293	$1,710,542	$10,701
Pay	1-Month USD-LIBOR plus 1.20%	SunTrust Banks, Inc.	DUB	2.434%	8/28/2018	126,078	1,574,714	421,100
Pay	1-Month USD-LIBOR plus 1.20%	Zions Bancorporation	DUB	2.434%	8/28/2018	244,101	2,876,730	836,046
Receive	1-Month USD-LIBOR minus 0.30%	SunTrust Banks, Inc.	DUB	0.934%	8/28/2018	141,841	7,899,223	(578,614)
Receive	1-Month USD-LIBOR minus 0.30%	Zions Bancorporation	DUB	0.934%	8/28/2018	221,826	9,604,844	(860,906)

							$23,666,053	$(171,673)

Purchased Options Contracts Open on September 30, 2017:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Altaba, Inc.	CCP	65.00	10/20/2017	USD	300	30	$84,162	$74,700	$(9,462)
Call - Arconic, Inc.	CCP	32.00	10/20/2017	USD	55	5	1,457	83	(1,374)
Call - Barnes & Noble, Inc.	CCP	9.00	10/20/2017	USD	228	23	10,372	570	(9,802)
Call - Dell Technologies, Inc. Class V	CCP	55.00	10/20/2017	USD	284	28	292,296	633,320	341,024
Put - Barnes & Noble, Inc.	CCP	4.00	10/20/2017	USD	228	23	1,274	570	(704)
Call - Allergan PLC	CCP	290.00	11/17/2017	USD	27	3	5,684	256	(5,428)
Call - Altaba, Inc.	CCP	52.50	1/19/2018	USD	115	11	105,288	168,475	63,187
Call - SunTrust Banks, Inc.	CCP	60.00	1/19/2018	USD	606	61	127,891	151,500	23,609
Call - VMware, Inc.	CCP	115.00	1/19/2018	USD	285	28	90,011	86,925	(3,086)
Put - Golar LNG Ltd.	CCP	15.00	1/19/2018	USD	514	51	55,020	15,420	(39,600)
Put - Tesla, Inc.	CCP	110.00	1/19/2018	USD	143	14	17,166	2,288	(14,878)
Call - SunTrust Banks, Inc.	BOA	55.00	1/19/2018	USD	303	30	54,237	175,740	121,503
Call - Zions Bancorporation	BOA	42.00	1/19/2018	USD	200	20	45,008	117,500	72,492
Call - Associated Banc-Corp.	CCP	25.00	3/16/2018	USD	1,000	100	109,042	110,000	958

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Depomed, Inc.	CCP	11.00	3/16/2018	USD	62	6	$964	$775	$(189)
Put - Tesla, Inc.	CCP	260.00	1/18/2019	USD	52	5	137,002	134,160	(2,842)

							$1,136,874	$1,672,282	$535,408

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - VanEck Vectors Gold Miners ETF	CCP	17.00	10/20/2017	USD	693	69	$427,093	$417,532	$(9,561)
Put - iShares iBoxx $ High Yield Corporate Bond ETF	CCP	86.00	10/20/2017	USD	918	92	21,611	9,180	(12,431)
Put - CurrencyShares Euro Trust ETF	CCP	107.00	10/20/2017	USD	847	85	1,288	423	(865)
Call - iShares MSCI Emerging Markets ETF	CCP	41.00	1/19/2018	USD	2,503	250	588,313	1,076,290	487,977
Call - iShares China Large-Cap ETF	CCP	40.00	1/19/2018	USD	2,593	259	458,834	1,102,025	643,191
Call - iShares MSCI EAFE ETF	CCP	66.00	1/19/2018	USD	2,150	215	473,093	705,200	232,107
Call - iShares China Large-Cap ETF	CCP	42.00	1/19/2018	USD	688	69	144,510	178,880	34,370
Call - iShares MSCI Emerging Markets ETF	CCP	44.00	1/19/2018	USD	684	68	121,781	133,380	11,599
Call - iShares MSCI EAFE ETF	CCP	64.00	1/19/2018	USD	350	35	137,565	175,001	37,436
Put - iShares MSCI Emerging Markets ETF	CCP	41.00	1/19/2018	USD	2,503	250	620,852	150,180	(470,672)
Put - iShares China Large-Cap ETF	CCP	39.00	1/19/2018	USD	2,560	256	537,710	145,920	(391,790)
Put - iShares MSCI EAFE ETF	CCP	66.00	1/19/2018	USD	2,374	237	590,494	208,912	(381,582)
Put - iShares MSCI Emerging Markets ETF	CCP	44.00	1/19/2018	USD	1,484	148	340,812	204,792	(136,020)
Put - iShares China Large-Cap ETF	CCP	42.00	1/19/2018	USD	1,537	154	364,933	199,042	(165,891)
Put - iShares MSCI EAFE ETF	CCP	62.00	1/19/2018	USD	1,000	100	106,041	35,000	(71,041)
Put - Direxion Daily Gold Miners Index Bear 3X Shares ETF	CCP	4.00	1/19/2018	USD	3,006	301	576,312	112,725	(463,587)
Call - CurrencyShares Euro Trust ETF	CCP	120.00	3/16/2018	USD	2,723	272	261,084	183,802	(77,282)
Call - CurrencyShares Euro Trust ETF	CCP	113.00	1/18/2019	USD	2,918	292	1,190,509	1,663,260	472,751
Call - CurrencyShares Euro Trust ETF	CCP	112.00	1/18/2019	USD	525	53	256,096	333,375	77,279
Call - CurrencyShares Euro Trust ETF	CCP	116.00	1/18/2019	USD	760	76	286,184	311,600	25,416
Call - CurrencyShares Japanese Yen Trust ETF	CCP	92.00	1/18/2019	USD	50	5	17,002	11,750	(5,252)
Put - CurrencyShares Euro Trust ETF	CCP	102.00	1/18/2019	USD	400	40	144,217	22,800	(121,417)
Put - CurrencyShares Euro Trust ETF	CCP	103.00	1/18/2019	USD	1,650	165	654,376	109,725	(544,651)
Put - CurrencyShares Euro Trust ETF	CCP	101.00	1/18/2019	USD	150	15	48,531	7,275	(41,256)
Put - CurrencyShares Euro Trust ETF	CCP	108.00	1/18/2019	USD	567	57	364,513	81,081	(283,432)
Put - CurrencyShares Euro Trust ETF	CCP	106.00	1/18/2019	USD	381	38	207,672	40,005	(167,667)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - CurrencyShares Euro Trust ETF	CCP	104.00	1/18/2019	USD	1,589	159	$653,253	$127,120	$(526,133)
Put - CurrencyShares Japanese Yen Trust ETF	CCP	87.00	1/18/2019	USD	930	93	354,683	381,300	26,617
Put - CurrencyShares Japanese Yen Trust ETF	CCP	85.00	1/18/2019	USD	769	77	196,174	226,855	30,681
Put - CurrencyShares Euro Trust ETF	CCP	113.00	1/18/2019	USD	1,000	100	289,375	293,000	3,625

							$10,434,911	$8,647,430	$(1,787,481)

Exchange-Traded Note Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - iPath S&P 500 VIX Short-Term Futures ETN	CCP	18.00	10/20/2017	USD	1,387	139	$2,890	$7,629	$4,739
Call - iPath S&P 500 VIX Short-Term Futures ETN	CCP	11.00	10/20/2017	USD	378	38	627	10,962	10,335
Call - iPath S&P 500 VIX Short-Term Futures ETN	CCP	14.00	10/20/2017	USD	410	41	349	3,690	3,341
Put - iPath S&P 500 VIX Short-Term Futures ETN	CCP	12.00	10/20/2017	USD	2,099	210	3,232	497,463	494,231
Put - iPath S&P 500 VIX Short-Term Futures ETN	CCP	11.00	10/20/2017	USD	1,762	176	1,586	255,490	253,904

							$8,684	$775,234	$766,550

Index Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - S&P 500 Index	CCP	2,400.00	9/29/2017	USD	28	3	$24,375	$140	$(24,235)
Call - S&P 500 Index	CCP	2,500.00	10/13/2017	USD	43	4	67,890	111,627	43,737
Put - S&P 500 Index	CCP	2,450.00	10/31/2017	USD	14	2	10,928	10,928	—

							$103,193	$122,695	$19,502

Written Options Contracts Open on September 30, 2017:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - VMware, Inc.	CCP	90.00	10/20/2017	USD	285	29	$(166,662)	$(552,900)	$(386,238)
Put - Altaba, Inc.	CCP	65.00	10/20/2017	USD	300	30	(34,337)	(27,900)	6,437
Call - AgroFresh Solutions, Inc.	CCP	7.50	1/19/2018	USD	83	8	(12,746)	(4,565)	8,181
Call - Hostess Brands, Inc.	CCP	15.00	1/19/2018	USD	260	26	(41,313)	(9,100)	32,213
Call - SunTrust Banks, Inc.	CCP	55.00	1/19/2018	USD	303	30	(155,439)	(175,740)	(20,301)
Put - Hostess Brands, Inc.	CCP	15.00	1/19/2018	USD	250	25	(14,664)	(41,875)	(27,211)

							$(425,161)	$(812,080)	$(386,919)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - CurrencyShares Euro Trust ETF	CCP	120.00	12/15/2017	USD	2,723	272	$(125,956)	$(65,352)	$60,604
Put - CurrencyShares Euro Trust ETF	CCP	109.00	12/15/2017	USD	200	20	(32,755)	(3,600)	29,155
Call - CurrencyShares Euro Trust ETF	CCP	108.00	1/19/2018	USD	618	62	(119,279)	(398,610)	(279,331)
Call - CurrencyShares Euro Trust ETF	CCP	113.00	1/19/2018	USD	1,600	160	(154,408)	(416,800)	(262,392)
Call - CurrencyShares Euro Trust ETF	CCP	105.00	1/19/2018	USD	500	50	(174,134)	(475,000)	(300,866)
Put - CurrencyShares Euro Trust ETF	CCP	101.00	1/19/2018	USD	179	18	(31,911)	(537)	31,374
Put - CurrencyShares Euro Trust ETF	CCP	103.00	1/19/2018	USD	135	14	(31,029)	(472)	30,557
Put - CurrencyShares Euro Trust ETF	CCP	102.00	1/19/2018	USD	549	55	(137,032)	(1,647)	135,385
Put - CurrencyShares Euro Trust ETF	CCP	107.00	1/19/2018	USD	933	93	(414,700)	(12,596)	402,104
Put - CurrencyShares Japanese Yen Trust ETF	CCP	87.00	1/19/2018	USD	930	93	(238,263)	(246,450)	(8,187)
Put - CurrencyShares Euro Trust ETF	CCP	113.00	1/19/2018	USD	1,000	100	(113,290)	(121,000)	(7,710)
Put - Direxion Daily Gold Miners Index Bear 3X Shares ETF	CCP	20.00	1/19/2018	USD	250	25	(138,625)	(47,250)	91,375
Call - CurrencyShares Euro Trust ETF	CCP	116.00	3/16/2018	USD	660	66	(111,378)	(108,240)	3,138
Put - CurrencyShares Japanese Yen Trust ETF	CCP	85.00	3/16/2018	USD	700	70	(90,292)	(129,500)	(39,208)

							$(1,913,052)	$(2,027,054)	$(114,002)

Exchange-Traded Note Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - iPath S&P 500 VIX Short-Term Futures ETN	CCP	72.00	10/20/2017	USD	173	17	$(21,358)	$(2,422)	$18,936
Call - iPath S&P 500 VIX Short-Term Futures ETN	CCP	44.00	10/20/2017	USD	95	10	(37,464)	(10,165)	27,299
Call - iPath S&P 500 VIX Short-Term Futures ETN	CCP	56.00	10/20/2017	USD	103	10	(18,385)	(4,017)	14,368
Put - iPath S&P 500 VIX Short-Term Futures ETN	CCP	44.00	10/20/2017	USD	440	44	(173,400)	(255,200)	(81,800)
Put - iPath S&P 500 VIX Short-Term Futures ETN	CCP	48.00	10/20/2017	USD	366	37	(235,204)	(349,530)	(114,326)

							$(485,811)	$(621,334)	$(135,523)

Index Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - S&P 500 Index	CCP	2,400.00	1/19/2018	USD	42	4	$(373,664)	$(608,370)	$(234,706)
Call - S&P 500 Index	CCP	2,450.00	1/19/2018	USD	99	10	(726,261)	(1,029,600)	(303,339)
Call - S&P 500 Index	CCP	2,475.00	1/19/2018	USD	24	2	(157,411)	(203,400)	(45,989)
Put - S&P 500 Index	CCP	2,400.00	1/19/2018	USD	42	4	(451,362)	(114,660)	336,702
Put - S&P 500 Index	CCP	2,425.00	01/19/2018	USD	42	4	(348,506)	(134,610)	213,896

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - S&P 500 Index	CCP	2,450.00	01/19/2018	USD	57	6	$(478,673)	$(209,760)	$268,913
Put - S&P 500 Index	CCP	2,475.00	01/19/2018	USD	45	5	(354,799)	(189,000)	165,799
Put - S&P 500 Index	CCP	2,325.00	01/19/2018	USD	36	4	(146,803)	(67,500)	79,303

							$(3,037,479)	$(2,556,900)	$480,579

Glossary:

Counterparty Abbreviations:

DUB	Deutsche Bank AG
BOA	Bank of America, N.A.
Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United State Dollar
Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index
Other Abbreviations:
CCP	Central Counterparty Clearing House
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East
PLC	Public Limited Company
VIX	Volatility Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2017, the investments were classified as described below:

Ionic Strategic Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$11,800,800	$—	$—	$11,800,800
Rights	11,288	—	—	11,288
Warrants	3,539,096	—	—	3,539,096
Convertible Preferred Stocks	16,661,164	—	—	16,661,164
Corporate Obligations	—	1,378,080	—	1,378,080
Convertible Obligations	—	21,595,567	—	21,595,567
Foreign Corporate Obligations	—	2,647,374	—	2,647,374
Collateralized Mortgage Obligations	—	18,046,990	2,358,533	20,405,523
Investment Companies	6,093,736	—	—	6,093,736
Exchange-Traded Instruments	6,328,463	—	—	6,328,463
Short-Term Investments	29,365,419	—	—	29,365,419

Total Investments in Securities - Assets	$73,799,966	$43,668,011	$2,358,533	$119,826,510

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Ionic Strategic Arbitrage Fund	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks (Sold Short)	$(49,557,960)	$—	$—	$(49,557,960)
Exchange-Traded Instruments (Sold Short)	(22,036,661)	—	—	(22,036,661)
Corporate Obligations (Sold Short)	—	(814,230)	—	(814,230)

Total Investments in Securities - Liabilities	(71,594,621)	(814,230)	—	(72,408,851)

Total Investments in Securities	$2,205,345	$42,853,781	$2,358,533	$47,417,659

Financial Derivative Instruments - Assets
Futures Contracts	$61,010	$—	$—	$61,010
Swap Contract Agreements	—	1,267,847	—	1,267,847
Purchased Options Contracts	11,217,641	—	—	11,217,641

Total Financial Derivative Instruments - Assets	$11,278,651	$1,267,847	$—	$12,546,498

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(1,439,520)	$—	$(1,439,520)
Written Options Contracts	(6,017,368)	—	—	(6,017,368)

Total Financial Derivative Instruments - Liabilities	$(6,017,368)	$(1,439,520)	$—	$(7,456,888)

U.S. GAAP requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. As of September 30, 2017, there were transfers from Level 2 to Level 1 with a fair value or $1,176,894, and transfers from Level 2 to Level 3 with a fair value of $471,279 for the Fund. The transfer from level 2 to level 3 is due to the security being priced with a single broker quote.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 12/31/2016	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 9/30/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Collateralized Mortgage Obligations	$2,155,189	$542,391	$(473,943)	$—	$(173,391)	$(162,992)	$471,279	$—	$2,358,533	$(221,892)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The collateralized mortgage obligations, classified as Level 3, were valued using single broker quotes. However, these securities were transferred in the Level 3 category due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Positions By Investment Strategy		Fund
Convertible Arbitrage		36
Credit/Rates Relative Value Arbitrage		3
Equity Arbitrage		45
Volatility Arbitrage		13
Total		97

Investment Strategy Exposure (%)	LMV*	SMV**
Convertible Arbitrage	38	(26)
Credit/Rates Relative Value Arbitrage	20	—
Equity Arbitrage	29	(35)
Volatility Arbitrage	18	(24)
Total	105	(85.0)

*	Long Market Value
**	Short Market Value

Source: Ionic Capital Management LLC

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53%
Consumer Discretionary - 15.56%
Automobiles - 0.71%
Tesla, Inc.A	1,998	$681,518

Distributors - 1.07%
LKQ Corp.A	28,675	1,032,013

Diversified Consumer Services - 1.04%
Bright Horizons Family Solutions, Inc.A	11,689	1,007,709

Hotels, Restaurants & Leisure - 2.44%
Domino’s Pizza, Inc.	2,047	406,432
MGM Resorts International	21,674	706,356
Papa John’s International, Inc.	17,035	1,244,747

		2,357,535

Internet & Direct Marketing Retail - 3.02%
Expedia, Inc.	9,959	1,433,498
Netflix, Inc.A	8,139	1,476,008

		2,909,506

Media - 2.58%
Cinemark Holdings, Inc.	20,522	743,101
IMAX Corp.A	38,397	869,692
Live Nation Entertainment, Inc.A	20,045	872,960

		2,485,753

Specialty Retail - 3.89%
Burlington Stores, Inc.A	13,944	1,331,094
Ross Stores, Inc.	19,634	1,267,768
Ulta Salon Cosmetics & Fragrance, Inc.A	5,089	1,150,419

		3,749,281

Textiles, Apparel & Luxury Goods - 0.81%
Lululemon Athletica, Inc.A	12,516	779,121

Total Consumer Discretionary		15,002,436

Consumer Staples - 2.67%
Beverages - 2.67%
Brown-Forman Corp., Class B	18,340	995,862
Monster Beverage Corp.A	28,497	1,574,459

		2,570,321

Total Consumer Staples		2,570,321

Energy - 3.68%
Energy Equipment & Services - 1.79%
Core Laboratories N.V.B	7,698	759,793
Oceaneering International, Inc.	20,364	534,962
RPC, Inc.B	17,275	428,247

		1,723,002

Oil, Gas & Consumable Fuels - 1.89%
Cabot Oil & Gas Corp.	30,241	808,947
Pioneer Natural Resources Co.	4,522	667,176
Range Resources Corp.	17,894	350,186

		1,826,309

Total Energy		3,549,311

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53% (continued)
Financials - 5.67%
Banks - 3.05%
East West Bancorp, Inc.	22,108	$1,321,616
SVB Financial GroupA	8,677	1,623,380

		2,944,996

Capital Markets - 2.62%
Affiliated Managers Group, Inc.	5,434	1,031,536
MarketAxess Holdings, Inc.	8,105	1,495,454

		2,526,990

Total Financials		5,471,986

Health Care - 21.02%
Biotechnology - 0.68%
Alexion Pharmaceuticals, Inc.A	4,701	659,503

Health Care Equipment & Supplies - 8.00%
ABIOMED, Inc.A	5,328	898,301
Dentsply Sirona, Inc.	11,334	677,887
DexCom, Inc.A B	10,757	526,286
Hologic, Inc.A	22,733	834,074
IDEXX Laboratories, Inc.A	10,766	1,674,005
Intuitive Surgical, Inc.A	1,217	1,272,836
ResMed, Inc.	17,078	1,314,323
Varian Medical Systems, Inc.A	5,149	515,209

		7,712,921

Health Care Providers & Services - 2.21%
Acadia Healthcare Co., Inc.A	21,467	1,025,264
Henry Schein, Inc.A	13,446	1,102,437

		2,127,701

Health Care Technology - 4.91%
athenahealth, Inc.A	6,921	860,696
Cerner Corp.A	20,728	1,478,321
HMS Holdings Corp.A	53,896	1,070,375
Medidata Solutions, Inc.A	16,924	1,321,087

		4,730,479

Life Sciences Tools & Services - 4.68%
ICON PLCA	11,929	1,358,475
Illumina, Inc.A	7,341	1,462,327
PRA Health Sciences, Inc.A	10,091	768,631
QIAGEN N.V.A	29,276	922,194

		4,511,627

Pharmaceuticals - 0.54%
Pacira Pharmaceuticals, Inc.A	13,968	524,498

Total Health Care		20,266,729

Industrials - 11.93%
Aerospace & Defense - 2.36%
HEICO Corp., Class A	6,489	494,462
Orbital ATK, Inc.	13,357	1,778,618

		2,273,080

Commercial Services & Supplies - 1.07%
Copart, Inc.A	30,180	1,037,287

Electrical Equipment - 1.35%
Acuity Brands, Inc.	3,920	671,418

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53% (continued)
Industrials - 11.93% (continued)
Electrical Equipment - 1.35% (continued)
Sensata Technologies Holding N.V.A	13,051	$627,361

		1,298,779

Industrial Conglomerates - 0.86%
Roper Technologies, Inc.	3,415	831,211

Professional Services - 3.58%
IHS Markit Ltd.A	17,893	788,723
Verisk Analytics, Inc.A	16,009	1,331,789
WageWorks, Inc.A	21,870	1,327,509

		3,448,021

Road & Rail - 1.11%
JB Hunt Transport Services, Inc.	9,603	1,066,701

Trading Companies & Distributors - 1.60%
Fastenal Co.	18,006	820,714
MSC Industrial Direct Co., Inc., Class A	9,564	722,751

		1,543,465

Total Industrials		11,498,544

Information Technology - 38.00%
Communications Equipment - 2.00%
Harris Corp.	8,155	1,073,851
Palo Alto Networks, Inc.A	5,962	859,124

		1,932,975

Electronic Equipment, Instruments & Components - 5.97%
Cognex Corp.	16,200	1,786,536
FLIR Systems, Inc.	38,095	1,482,276
IPG Photonics Corp.A	8,055	1,490,658
National Instruments Corp.	23,557	993,399

		5,752,869

Internet Software & Services - 3.44%
CoStar Group, Inc.A	5,833	1,564,702
MercadoLibre, Inc.	6,776	1,754,510

		3,319,212

IT Services - 5.34%
Euronet Worldwide, Inc.A	12,989	1,231,227
Fiserv, Inc.A	5,812	749,516
Global Payments, Inc.	10,116	961,324
Square, Inc., Class AA	34,157	984,063
WEX, Inc.A	10,892	1,222,300

		5,148,430

Semiconductors & Semiconductor Equipment - 6.71%
Lam Research Corp.	6,519	1,206,276
Microchip Technology, Inc.	20,541	1,844,171
NVIDIA Corp.	6,876	1,229,223
NXP Semiconductors N.V.A	5,750	650,267
ON Semiconductor Corp.A	18,966	350,302
Xilinx, Inc.	16,772	1,187,961

		6,468,200

Software - 14.54%
ANSYS, Inc.A	5,659	694,529
Aspen Technology, Inc.A	18,888	1,186,355
Autodesk, Inc.A	12,745	1,430,754
Cadence Design Systems, Inc.A	34,971	1,380,305

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53% (continued)
Information Technology - 38.00% (continued)
Software - 14.54% (continued)
Check Point Software Technologies Ltd.A	5,353	$610,349
Electronic Arts, Inc.A	12,796	1,510,696
Fortinet, Inc.A	19,211	688,522
PTC, Inc.A	9,789	550,925
Red Hat, Inc.A	10,798	1,197,066
salesforce.com, Inc.A	7,107	663,936
Splunk, Inc.A	10,298	684,096
Tableau Software, Inc., Class AA	10,594	793,385
Take-Two Interactive Software, Inc.A	10,291	1,052,049
Tyler Technologies, Inc.A	3,014	525,400
Ultimate Software Group, Inc.A	5,556	1,053,418

		14,021,785

Total Information Technology		36,643,471

Total Common Stocks (Cost $62,883,206)		95,002,798

SHORT-TERM INVESTMENTS - 1.36% (Cost $1,314,719)
Investment Companies - 1.36%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	1,314,719	1,314,719

SECURITIES LENDING COLLATERAL - 1.20% (Cost $1,154,406)
Investment Companies - 1.20%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	1,154,406	1,154,406

TOTAL INVESTMENTS - 101.09% (Cost $65,352,331)		97,471,923
LIABILITIES, NET OF OTHER ASSETS - (1.09%)		(1,053,971)

TOTAL NET ASSETS - 100.00%		$96,417,952

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2017.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2017, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$95,002,798	$—	$—	$95,002,798
Short-Term Investments	1,314,719	—	—	1,314,719
Securities Lending Collateral	1,154,406	—	—	1,154,406

Total Investments in Securities - Assets	$97,471,923	$—	$—	$97,471,923

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Microchip Technology, Inc.		1.9
Cognex Corp.		1.9
Orbital ATK, Inc.		1.8
MercadoLibre, Inc.		1.8
IDEXX Laboratories, Inc.		1.7
SVB Financial Group		1.7
Monster Beverage Corp.		1.6
CoStar Group, Inc.		1.6
Electronic Arts, Inc.		1.6
MarketAxess Holdings, Inc.		1.6
Total Fund Holdings	93

Sector Allocation (% Equities)
Information Technology		38.6
Health Care		21.3
Consumer Discretionary		15.8
Industrials		12.1
Financials		5.8
Energy		3.7
Consumer Staples		2.7

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.88%
Consumer Discretionary - 10.49%
Auto Components - 0.56%
Motorcar Parts of America, Inc.A	115,046	$3,389,255

Diversified Consumer Services - 1.09%
Bright Horizons Family Solutions, Inc.A	76,390	6,585,582

Hotels, Restaurants & Leisure - 3.81%
Chuy’s Holdings, Inc.A	229,001	4,820,471
Papa John’s International, Inc.	105,238	7,689,741
Potbelly Corp.A	252,321	3,128,780
Wingstop, Inc.	219,451	7,296,746

		22,935,738

Media - 1.09%
IMAX Corp.A	290,539	6,580,708

Multiline Retail - 1.22%
Ollie’s Bargain Outlet Holdings, Inc.A	158,670	7,362,288

Specialty Retail - 2.72%
Aaron’s, Inc.	160,778	7,014,744
Boot Barn Holdings, Inc.A B	502,988	4,476,594
Monro, Inc.	87,321	4,894,342

		16,385,680

Total Consumer Discretionary		63,239,251

Consumer Staples - 3.17%
Beverages - 1.03%
MGP Ingredients, Inc.	102,421	6,209,785

Food Products - 1.64%
Calavo Growers, Inc.B	134,974	9,880,097

Personal Products - 0.50%
elf Beauty, Inc.A B	133,844	3,018,182

Total Consumer Staples		19,108,064

Energy - 3.42%
Energy Equipment & Services - 1.99%
Core Laboratories N.V.B	27,918	2,755,507
Oceaneering International, Inc.	127,716	3,355,099
RigNet, Inc.A	185,117	3,184,012
RPC, Inc.B	108,183	2,681,857

		11,976,475

Oil, Gas & Consumable Fuels - 1.43%
Carrizo Oil & Gas, Inc.A	72,320	1,238,842
PDC Energy, Inc.A	23,234	1,139,163
Rice Energy, Inc.A	215,428	6,234,486

		8,612,491

Total Energy		20,588,966

Financials - 5.28%
Banks - 2.92%
Allegiance Bancshares, Inc.A	51,584	1,898,291
East West Bancorp, Inc.	60,092	3,592,300
Hilltop Holdings, Inc.	263,472	6,850,272

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.88% (continued)
Financials - 5.28% (continued)
Banks - 2.92% (continued)
SVB Financial GroupA	16,846	$3,151,718
Veritex Holdings, Inc.A	77,927	2,100,912

		17,593,493

Capital Markets - 1.28%
MarketAxess Holdings, Inc.	41,883	7,727,832

Consumer Finance - 1.08%
FirstCash, Inc.	73,537	4,643,862
Green Dot Corp., Class AA	37,033	1,836,096

		6,479,958

Total Financials		31,801,283

Health Care - 21.25%
Biotechnology - 3.23%
Ligand Pharmaceuticals, Inc.A	75,378	10,262,714
MiMedx Group, Inc.A B	313,116	3,719,818
Repligen Corp.A	142,934	5,477,231

		19,459,763

Health Care Equipment & Supplies - 4.63%
ABIOMED, Inc.A	50,252	8,472,487
Neogen Corp.A	113,462	8,788,766
NuVasive, Inc.A	116,995	6,488,543
Penumbra, Inc.A	45,843	4,139,623

		27,889,419

Health Care Providers & Services - 3.07%
AAC Holdings, Inc.A B	203,753	2,023,267
Acadia Healthcare Co., Inc.A	174,108	8,315,398
HealthEquity, Inc.A	161,317	8,159,414

		18,498,079

Health Care Technology - 5.59%
athenahealth, Inc.A	31,297	3,892,095
HealthStream, Inc.A	188,233	4,399,005
HMS Holdings Corp.A	429,335	8,526,593
Medidata Solutions, Inc.A	126,653	9,886,533
Omnicell, Inc.A	137,347	7,011,565

		33,715,791

Life Sciences Tools & Services - 3.75%
Bio-Techne Corp.	33,298	4,025,395
ICON PLCA	116,418	13,257,682
PRA Health Sciences, Inc.A	70,133	5,342,031

		22,625,108

Pharmaceuticals - 0.98%
Pacira Pharmaceuticals, Inc.A	156,356	5,871,168

Total Health Care		128,059,328

Industrials - 16.60%
Aerospace & Defense - 3.22%
Aerovironment, Inc.A	88,230	4,775,008
Axon Enterprise, Inc.A B	160,815	3,645,676
HEICO Corp., Class A	102,748	7,829,398

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.88% (continued)
Industrials - 16.60% (continued)
Aerospace & Defense - 3.22% (continued)
KeyW Holding Corp.A B	414,389	$3,153,500

		19,403,582

Air Freight & Logistics - 1.41%
Echo Global Logistics, Inc.A	249,405	4,701,284
Hub Group, Inc., Class AA	89,355	3,837,797

		8,539,081

Building Products - 1.49%
Trex Co., Inc.A	99,569	8,968,180

Machinery - 5.34%
Kornit Digital Ltd.A	275,757	4,219,082
Lindsay Corp.	40,200	3,694,380
Mueller Water Products, Inc., Class A	529,124	6,772,787
Proto Labs, Inc.A	111,633	8,964,130
RBC Bearings, Inc.A	68,221	8,537,858

		32,188,237

Professional Services - 2.71%
Advisory Board Co.A	124,357	6,668,644
WageWorks, Inc.A	159,099	9,657,309

		16,325,953

Trading Companies & Distributors - 2.43%
Beacon Roofing Supply, Inc.A	94,514	4,843,843
MSC Industrial Direct Co., Inc., Class A	50,196	3,793,312
SiteOne Landscape Supply, Inc.A	103,144	5,992,666

		14,629,821

Total Industrials		100,054,854

Information Technology - 38.54%
Electronic Equipment, Instruments & Components - 3.42%
Cognex Corp.	83,382	9,195,367
FLIR Systems, Inc.	164,873	6,415,208
National Instruments Corp.	118,035	4,977,536

		20,588,111

Internet Software & Services - 10.48%
2U, Inc.A	58,492	3,277,892
Alarm.com Holdings, Inc.A	34,062	1,538,921
ANGI Homeservices, Inc., Class AB	321,529	3,976,588
CoStar Group, Inc.A	36,721	9,850,408
Envestnet, Inc.A	227,093	11,581,743
Five9, Inc.A	227,728	5,442,699
Mimecast Ltd.A	174,458	4,958,096
Q2 Holdings, Inc.A	159,398	6,638,927
Shopify, Inc., Class AA	41,889	4,879,650
SPS Commerce, Inc.A	54,497	3,090,525
Stamps.com, Inc.A	39,030	7,909,430

		63,144,879

IT Services - 3.22%
Euronet Worldwide, Inc.A	98,653	9,351,318
MAXIMUS, Inc.	62,029	4,000,870
WEX, Inc.A	54,266	6,089,731

		19,441,919

Semiconductors & Semiconductor Equipment - 7.96%
Cavium, Inc.A	85,557	5,641,628

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.88% (continued)
Information Technology - 38.54% (continued)
Semiconductors & Semiconductor Equipment - 7.96% (continued)
CyberOptics Corp.A B	81,891	$1,330,729
Inphi Corp.A B	64,849	2,573,857
Integrated Device Technology, Inc.A	185,072	4,919,214
MACOM Technology Solutions Holdings, Inc.A B	106,916	4,769,523
Microsemi Corp.A	170,220	8,762,925
Power Integrations, Inc.	109,845	8,040,654
Rudolph Technologies, Inc.A	189,031	4,971,515
Semtech Corp.A	185,565	6,967,966

		47,978,011

Software - 13.46%
8x8, Inc.A	462,944	6,249,744
Aspen Technology, Inc.A	127,062	7,980,764
CyberArk Software Ltd.A	79,336	3,252,776
Globant S.A.A B	75,460	3,023,682
Guidewire Software, Inc.A	116,737	9,089,143
Imperva, Inc.A	80,995	3,515,183
Manhattan Associates, Inc.A	104,581	4,347,432
Proofpoint, Inc.A	111,020	9,683,165
PROS Holdings, Inc.A	192,655	4,648,765
Qualys, Inc.A	120,876	6,261,377
Take-Two Interactive Software, Inc.A	94,397	9,650,205
Tyler Technologies, Inc.A	38,139	6,648,391
Ultimate Software Group, Inc.A	35,894	6,805,502

		81,156,129

Total Information Technology		232,309,049

Materials - 0.89%
Chemicals - 0.89%
Balchem Corp.	65,966	5,362,376

Telecommunication Services - 0.24%
Wireless Telecommunication Services - 0.24%
Boingo Wireless, Inc.A	68,913	1,472,671

Total Common Stocks (Cost $434,751,003)		601,995,842

SHORT-TERM INVESTMENTS - 0.28% (Cost $1,689,491)
Investment Companies - 0.28%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	1,689,491	1,689,491

SECURITIES LENDING COLLATERAL - 6.91%
Investment Companies - 6.91%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	41,648,475	41,648,475

TOTAL INVESTMENTS - 107.07% (Cost $478,088,969)		645,333,808
LIABILITIES, NET OF OTHER ASSETS - (7.07%)		(42,592,648)

TOTAL NET ASSETS - 100.00%		$602,741,160

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2017.
C	The Fund is affiliated by having the same investment advisor.
D	7-day effective yield.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2017, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$601,995,842	$—	$—	$601,995,842
Short-Term Investments	1,689,491	—	—	1,689,491
Securities Lending Collateral	41,648,475	—	—	41,648,475

Total Investments in Securities - Assets	$645,333,808	$—	$—	$645,333,808

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
ICON PLC		2.2
Envestnet, Inc.		1.9
Ligand Pharmaceuticals, Inc.		1.7
Medidata Solutions, Inc.		1.6
Calavo Growers, Inc.		1.6
CoStar Group, Inc.		1.6
Proofpoint, Inc.		1.6
WageWorks, Inc.		1.6
Take-Two Interactive Software, Inc.		1.6
Euronet Worldwide, Inc.		1.6
Total Fund Holdings	106

Sector Allocation (% Equities)
Information Technology		38.6
Health Care		21.3
Industrials		16.6
Consumer Discretionary		10.5
Financials		5.3
Energy		3.4
Consumer Staples		3.2
Materials		0.9
Telecommunication Services		0.2

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of September 30, 2017, the Trust consists of thirty-four active series, eight of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Growth II Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Ionic Strategic Arbitrage Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund and American Beacon Ionic Strategic Arbitrage Fund which are registered as non-diversified. The remaining twenty-six active series are reported in separate filings. From January 1, 2017 through September 27, 2017, the American Beacon Bridgeway Large Cap Growth II Fund was known as the American Beacon Holland Large Cap Growth Fund.

At a meeting held on August 23, 2017, the Board of Trustees (the “Board”) of the Trust approved the termination of the investment advisory agreement among American Beacon Advisors, Inc. (the “Manager”), Holland Capital Management LLC and the Trust, on behalf of the American Beacon Holland Large Cap Growth Fund. At a special telephonic meeting held on September 20, 2017, the Board approved a new interim investment advisory agreement among the Manager, Bridgeway Capital Management, Inc. and the Trust, on behalf of the American Beacon Holland Large Cap Growth Fund, effective on September 27, 2017.

At a meeting held on September 29, 2017, the Board approved a proposal to reorganize the American Beacon Bridgeway Large Cap Growth II Fund (“Target”) into the American Beacon Bridgeway Large Cap Growth Fund (“Acquiring”). The reorganization will result in shareholders of the Target Fund becoming shareholders of the Acquiring Fund. The reorganization is subject to approval by the shareholders of the Target Fund at a special meeting on December 14, 2017. The reorganization is expected to be complete on December 15, 2017.

The Manager is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the AHL Managed Futures Strategy Fund (the “CFC Fund”) includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiary are calculated separately. The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code of 1986 (the “Code”) and the Subsidiary’s taxable income is included in the calculation of the CFC Fund’s taxable income. Net losses of the Subsidiary are not deductible by the CFC Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the CFC Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2017	% of Total Net Assets of the Fund at September 30, 2017	Net Realized Gain (Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$115,192,260	23.7%	$(14,136,765)

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services - Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (ADRs) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, U.S. government agencies, and U.S. Treasury obligations are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes of the Schedules of Investments.

Securities and Other Investments

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Commodity Instruments

Exposure to physical commodities may subject the AHL Managed Futures Strategy Fund to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of the Funds’ other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Funds’ shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of the Funds to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Exchange-Traded Notes (“ETNs”)

The Ionic Strategic Arbitrage Fund may invest in ETNs. ETNs are debt obligations that are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Funds’ investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Funds to the risk that an ETN’s issuer may be unable to repay the note upon maturity. As a result, the value of the ETN may decline, including to zero. In addition, as with investments in ETFs and investment companies, the Funds will bear its proportionate share of the fees and expenses of the ETN, which may cause the Funds’ operating expenses to be higher and its performance to be lower than it would if it invested directly in the securities of the index or other reference assets of the ETN. There may be times when an ETN share trades at a premium or discount to its market benchmark. The Funds’ decision to sell its ETN holdings may be limited by the availability of a liquid market. If the Funds must sell some or all of its ETN holdings and the market for such ETN is weak, it may have to sell such holdings at a discount.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended September 30, 2017 are disclosed in the Notes to the Schedules of Investments.

Interest-Only and Principal-Only Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

“IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Interest-only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages. Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Ionic Strategic Arbitrage Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining

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residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of

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the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of September 30, 2017, short positions were held by the AHL Managed Futures Strategy Fund and Ionic Strategic Arbitrage Fund.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particular leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). SPACs outstanding at September 30, 2017 are disclosed in the Notes to the Schedules of Investments.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Ionic Strategic Arbitrage Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Funds writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding . Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Funds, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market

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risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Funds’ exposure to unfavorable movements of the underlying instrument. The Funds pay a premium which is included as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended September 30, 2017, the Ionic Strategic Arbitrage Fund purchased/sold options primarily for return enhancement and hedging.

Straddle Options

The Ionic Strategic Arbitrage Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Currency Contracts

The AHL Managed Futures Strategy and Ionic Strategic Arbitrage Funds may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended September 30, 2017, the AHL Managed Futures Strategy Fund entered into forward currency exchange contracts primarily for speculative purposes.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or

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imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended September 30, 2017, the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

Swap Agreements

The Ionic Strategic Arbitrage Fund may invest in swap agreements. Swap agreements are negotiated between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are either privately negotiated in the over-the-counter market (“OTC Swaps”) or cleared in a central clearing house (“Centrally Cleared Swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains or losses.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

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Total Return Swap Agreements

The Ionic Strategic Arbitrage Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Allocation and Correlation Risk

The sub-advisor’s judgments about, and allocations between arbitrage strategies, asset classes and market exposures may adversely affect the Ionic Strategic Arbitrage Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that the Fund will, in fact, experience a low level of correlation with a traditional portfolio of stocks and bonds or with the debt or equity markets generally. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Commodities Risk

The AHL Managed Futures Strategy Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund and the Subsidiary each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund and the Subsidiary may be more susceptible to risks associated with those sectors. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the NAV of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”).

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Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards (“NDFs”) and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options (“NDOs”) on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Equity Investment Risk

Equity securities are subject to market risk. The Ionic Strategic Arbitrage Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

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Forward Currency Contracts Risk

Forward currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Funds’ trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Funds sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Funds’ transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Funds have a lower portfolio turnover rate.

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016 and March 2017 and

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has signaled additional increases in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Leverage Risk

The Funds’ use of futures, forward currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability or be subject to restrictions on sale, and may be difficult to sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

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In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Model and Data Risk

The sub-advisor relies heavily on proprietary trading models (“Models”) and both proprietary and external information and market data (“Data”) to generate investment strategies, to estimate investment values and to identify specific trade recommendations. The sub-advisor also relies on Models and Data to identify and manage investment risk and to assist in determining appropriate hedging strategies that seek to reduce certain risks.

Models and Data may be extremely complex and may have errors, omissions, imperfections and malfunctions (collectively referred to as “System Events”). More complex Models and Data typically have a higher potential for System Events and may result in investment losses in the Funds. Additionally, investments in derivative securities may increase the risks and associated with System Events.

Non-Diversification Risk

The Funds is non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the Models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the Models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the Models accordingly, major losses may result – all of which will be borne by the Funds.

Options Risk

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce an profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Funds will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction

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costs. If the Funds sell a put option, there is a risk that the Funds may be required to buy the underlying asset at a disadvantageous price. If the Funds sell a call option, there is a risk that the Funds may be required to sell the underlying asset at a disadvantageous price. If the Funds sell a call option on an underlying asset that the Funds own and the underlying asset has increased in value when the call option is exercised, the Funds will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Sector Risk

To the extent the Funds invest more heavily in particular sectors, their performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Because the Funds may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and under-weighted in others. As such, the Funds’ performance is likely to be disproportionately affected by the factors influencing those sectors.

Short Position Risk

The Fund will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Subsidiary Risk

By investing in the Subsidiary, the AHL Managed Futures Strategy Fund is indirectly exposed to the risk associated with the Subsidiary’s Investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Report, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could adversely affect the Fund’s performance.

Swap Agreement Risk

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Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Tax Risk

To qualify as a regulated investment company under Subchapter M (“RIC”), the AHL Managed Futures Strategy Fund must derive at least 90 percent of its gross income for each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy Fund invests is not considered qualifying income. The Fund will therefore restrict the income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income for each taxable year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.

The Internal Revenue Service (“IRS”) has issued a large number of private letter rulings (which the AHL Managed Futures Strategy Fund may not cite as precedent) beginning in 2006 that income a RIC derives from a wholly owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. The IRS suspended the issuance of new such rulings in July 2011 but has not taken any actions regarding its previously issued rulings. According, the Fund has not sought to obtain such a ruling and is relying on the advice of counsel regarding the tax treating of distributions by the Subsidiary to the Fund of such income. The tax treatment of the Fund’s commodity-linked investments may be materially adversely affected by future legislation, Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M, or otherwise materially affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, Federal Home Loan Bank (“FHLB”), Federal Farm Credit Bank (“FFCB”), and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Valuation Risk

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Warrants Risk

Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Securities Lending

The Funds, except for the AHL Managed Futures Strategy and Ionic Strategic Arbitrage Funds, may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2017 (Unaudited)

As of September 30, 2017, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Bahl & Gaynor Small Cap Growth	$1,403,247	$1,428,353	$—	$1,428,353
Bridgeway Large Cap Growth	1,562,360	1,573,628	—	1,573,628
Bridgeway Large Cap Value	35,640,675	37,243,562	—	37,243,562
Stephens Mid-Cap Growth	1,133,514	1,154,406	—	1,154,406
Stephens Small Cap Growth	40,525,250	41,648,475	—	41,648,475

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2017, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$427,939,896	$3,660,917	$(2,097,537)	$1,563,380
Bahl & Gaynor Small Cap Growth	36,347,294	5,276,933	(510,977)	4,765,956
Bridgeway Large Cap Growth	129,882,237	31,642,457	(2,430,300)	29,212,157
Bridgeway Large Cap Growth II	94,535,075	2,005,550	(570,712)	1,434,838
Bridgeway Large Cap Value	3,942,541,272	643,430,225	(126,305,300)	517,124,925
Ionic Strategic Arbitrage	54,266,586	5,402,069	(7,161,386)	(1,759,317)
Stephens Mid-Cap Growth	65,352,331	34,298,675	(2,179,083)	32,119,592
Stephens Small Cap Growth	478,088,969	181,133,200	(13,888,361)	167,244,839

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended December 31, 2016, the Funds have the following capital loss carryforwards:

Fund	Short-term	Long-term
AHL Managed Futures Strategy	$9,365,911	$2,267,413
Bridgeway Large Cap Growth	12,258,064	—
Stephens Small Cap Growth	—	2,647,264

Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. For the period ended December 31, 2016, Bridgeway Large Cap Growth Fund has $7,931,367 in pre-RIC MOD capital loss carryforwards expiring December 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2017

By:
/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 29, 2017